UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund
Equity-Income
Class K
Class F

October 31, 2010

1.809096.106

EQU-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.5%
Johnson Controls, Inc.	3,180,375	$ 111,695
Michelin CGDE Series B	462,699	36,794
The Goodyear Tire & Rubber Co. (a)	4,337,200	44,326
		192,815
Automobiles - 1.4%
Daimler AG (Germany) (a)	629,865	41,569
Fiat SpA	722,600	12,226
Harley-Davidson, Inc.	3,142,950	96,426
Thor Industries, Inc.	560,600	17,653
Winnebago Industries, Inc. (a)	1,134,026	11,340
		179,214
Diversified Consumer Services - 0.4%
H&R Block, Inc.	3,984,134	46,973
Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp. unit	97,500	75,136
Sands China Ltd.	6,093,600	13,286
		88,422
Household Durables - 2.6%
KB Home	993,700	10,444
Lennar Corp. Class A	1,966,134	28,529
Newell Rubbermaid, Inc.	3,768,606	66,516
PulteGroup, Inc. (a)	5,432,334	42,644
Stanley Black & Decker, Inc.	1,608,049	99,651
Techtronic Industries Co. Ltd.	10,378,500	10,511
Toll Brothers, Inc. (a)	459,963	8,252
Whirlpool Corp.	828,152	62,799
		329,346
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	1,875,334	27,680
Leisure Equipment & Products - 0.4%
Brunswick Corp.	2,937,900	46,478
Media - 2.4%
Belo Corp. Series A (a)	2,589,186	14,991
CC Media Holdings, Inc. Class A (a)	2,159,142	14,358
Comcast Corp.:
Class A	2,382,755	49,037
Class A (special) (non-vtg.)	2,024,700	39,137
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	3,131,806	$ 113,090
Time Warner, Inc.	2,147,729	69,823
		300,436
Multiline Retail - 1.5%
Kohl's Corp. (a)	936,935	47,971
Macy's, Inc.	2,389,500	56,488
Target Corp.	1,518,754	78,884
Tuesday Morning Corp. (a)	1,558,613	7,466
		190,809
Specialty Retail - 2.1%
Home Depot, Inc.	4,103,100	126,704
Lowe's Companies, Inc.	2,351,022	50,147
OfficeMax, Inc. (a)	1,249,327	22,113
RadioShack Corp.	1,273,200	25,630
Staples, Inc.	2,028,239	41,518
		266,112
Textiles, Apparel & Luxury Goods - 0.4%
Phillips-Van Heusen Corp.	429,446	26,342
Warnaco Group, Inc. (a)	390,341	20,731
		47,073
TOTAL CONSUMER DISCRETIONARY		1,715,358
CONSUMER STAPLES - 4.5%
Beverages - 0.8%
Carlsberg AS Series B	312,086	34,126
The Coca-Cola Co.	1,048,310	64,282
		98,408
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	946,811	28,518
Kroger Co.	2,365,700	52,045
Walgreen Co.	1,732,071	58,683
Winn-Dixie Stores, Inc. (a)	1,699,918	11,389
		150,635
Food Products - 0.5%
Nestle SA	1,009,357	55,269
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.2%
Kimberly-Clark Corp.	241,878	$ 15,321
Procter & Gamble Co.	2,212,172	140,628
		155,949
Tobacco - 0.8%
Philip Morris International, Inc.	1,735,995	101,556
TOTAL CONSUMER STAPLES		561,817
ENERGY - 14.0%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	2,054,551	95,187
Halliburton Co.	1,744,913	55,593
Noble Corp.	2,620,702	90,493
Pride International, Inc. (a)	1,641,027	49,756
Transocean Ltd. (a)	301,579	19,108
		310,137
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	1,040,700	64,076
Apache Corp.	454,110	45,874
BP PLC sponsored ADR	2,730,365	111,481
Chevron Corp.	3,595,695	297,040
ConocoPhillips	2,574,790	152,943
CONSOL Energy, Inc.	1,172,510	43,101
Devon Energy Corp.	426,900	27,757
Exxon Mobil Corp.	4,316,182	286,897
Marathon Oil Corp.	1,799,735	64,017
Occidental Petroleum Corp.	1,058,891	83,261
Royal Dutch Shell PLC Class A sponsored ADR (e)	3,175,700	206,198
Southwestern Energy Co. (a)	1,576,370	53,360
Ultra Petroleum Corp. (a)	531,597	21,875
		1,457,880
TOTAL ENERGY		1,768,017
FINANCIALS - 25.1%
Capital Markets - 4.6%
Bank of New York Mellon Corp.	3,745,149	93,853
Bank Sarasin & Co. Ltd. Series B (Reg.)	579,654	21,199
Goldman Sachs Group, Inc.	817,406	131,561
Morgan Stanley	6,404,190	159,272
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,935,589	$ 80,830
UBS AG (a)	1,497,787	25,436
UBS AG (NY Shares) (a)	3,762,744	64,042
		576,193
Commercial Banks - 8.0%
Associated Banc-Corp.	5,321,203	67,420
Barclays PLC	11,259,484	49,473
BB&T Corp.	2,853,691	66,805
Comerica, Inc.	1,019,400	36,474
Huntington Bancshares, Inc.	4,735,300	26,849
KeyCorp	6,293,200	51,541
Marshall & Ilsley Corp.	2,202,823	13,019
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	7,391,075	34,442
Mizuho Financial Group, Inc.	8,150,800	11,821
PNC Financial Services Group, Inc.	4,385,120	236,358
U.S. Bancorp, Delaware	2,908,902	70,337
Wells Fargo & Co.	13,528,685	352,828
		1,017,367
Consumer Finance - 1.6%
American Express Co.	1,175,569	48,739
Capital One Financial Corp.	833,000	31,046
Discover Financial Services	5,873,061	103,660
SLM Corp. (a)	2,069,268	24,624
		208,069
Diversified Financial Services - 7.2%
Bank of America Corp.	23,986,688	274,408
Citigroup, Inc. (a)	37,053,173	154,512
CME Group, Inc.	92,656	26,838
JPMorgan Chase & Co.	9,741,149	366,561
Moody's Corp. (e)	3,107,886	84,099
		906,418
Insurance - 1.4%
Berkshire Hathaway, Inc. Class B (a)	266,800	21,227
First American Financial Corp.	1,421,296	19,955
Hartford Financial Services Group, Inc.	1,241,950	29,782
Marsh & McLennan Companies, Inc.	1,155,579	28,866
Unum Group	2,609,950	58,515
XL Capital Ltd. Class A	1,016,900	21,507
		179,852
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 1.5%
Boston Properties, Inc.	311,929	$ 26,885
Camden Property Trust (SBI)	244,399	12,120
HCP, Inc.	1,591,307	57,303
ProLogis Trust	790,000	10,784
Rayonier, Inc.	177,940	9,288
Segro PLC	3,557,200	16,892
Ventas, Inc.	538,000	28,815
Weyerhaeuser Co.	1,555,696	25,233
		187,320
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	3,388,823	62,185
Indiabulls Real Estate Ltd. (a)	6,637,842	28,663
Unite Group PLC (a)	2,005,196	6,682
		97,530
TOTAL FINANCIALS		3,172,749
HEALTH CARE - 8.6%
Biotechnology - 1.4%
Amgen, Inc. (a)	1,570,678	89,827
Cephalon, Inc. (a)	372,200	24,729
Gilead Sciences, Inc. (a)	1,521,369	60,353
		174,909
Health Care Equipment & Supplies - 1.4%
C. R. Bard, Inc.	463,500	38,526
CareFusion Corp. (a)	2,493,757	60,199
Covidien PLC	634,510	25,298
Stryker Corp.	1,026,000	50,777
		174,800
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	1,516,100	54,655
Pharmaceuticals - 5.4%
Johnson & Johnson	2,002,240	127,483
Merck & Co., Inc.	5,251,032	190,507
Pfizer, Inc.	16,639,219	289,522
Sanofi-Aventis	1,034,769	72,479
		679,991
TOTAL HEALTH CARE		1,084,355
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
Goodrich Corp.	311,400	$ 25,557
Honeywell International, Inc.	2,122,288	99,981
Spirit AeroSystems Holdings, Inc. Class A (a)	1,225,439	26,518
The Boeing Co.	897,116	63,372
United Technologies Corp.	1,598,611	119,528
		334,956
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	307,222	12,827
Masco Corp.	2,766,747	29,494
		42,321
Commercial Services & Supplies - 0.3%
Pitney Bowes, Inc.	913,500	20,042
Republic Services, Inc.	595,800	17,761
		37,803
Construction & Engineering - 0.7%
Fluor Corp.	749,306	36,109
KBR, Inc.	2,137,310	54,288
		90,397
Industrial Conglomerates - 3.5%
General Electric Co.	12,265,037	196,486
Koninklijke Philips Electronics NV unit	1,005,000	30,602
Rheinmetall AG	653,767	47,085
Siemens AG sponsored ADR	917,600	104,891
Textron, Inc.	1,763,900	36,724
Tyco International Ltd.	816,390	31,251
		447,039
Machinery - 2.5%
Briggs & Stratton Corp. (f)	3,231,085	56,867
Caterpillar, Inc.	266,400	20,939
Cummins, Inc.	749,000	65,987
Ingersoll-Rand Co. Ltd.	1,971,792	77,511
Kennametal, Inc.	904,209	30,870
Navistar International Corp. (a)	676,500	32,594
SPX Corp.	354,400	23,766
		308,534
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
CSX Corp.	760,800	$ 46,751
Union Pacific Corp.	503,700	44,164
		90,915
TOTAL INDUSTRIALS		1,351,965
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,901,291	43,406
Comverse Technology, Inc. (a)	4,077,352	32,619
Motorola, Inc. (a)	1,664,300	13,564
		89,589
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	2,876,315	120,978
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc. (a)	1,460,347	50,820
Arrow Electronics, Inc. (a)	1,554,700	46,035
Avnet, Inc. (a)	1,874,191	55,813
Tyco Electronics Ltd.	2,118,390	67,111
		219,779
IT Services - 0.4%
CoreLogic, Inc. (a)	755,630	13,276
MoneyGram International, Inc. (a)	1,220,754	2,942
Visa, Inc. Class A	512,355	40,051
		56,269
Office Electronics - 0.4%
Xerox Corp.	4,094,312	47,903
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	666,481	22,440
Applied Materials, Inc.	3,765,700	46,544
Intel Corp.	6,039,860	121,220
Micron Technology, Inc. (a)	4,333,200	35,836
National Semiconductor Corp.	3,071,262	42,076
Samsung Electronics Co. Ltd.	32,058	21,239
Teradyne, Inc. (a)	3,711,000	41,712
Varian Semiconductor Equipment Associates, Inc. (a)	1,072,880	35,051
		366,118
TOTAL INFORMATION TECHNOLOGY		900,636
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 1.9%
Celanese Corp. Class A	1,010,118	$ 36,011
Clariant AG (Reg.) (a)	3,167,981	53,553
Dow Chemical Co.	1,510,700	46,575
E.I. du Pont de Nemours & Co.	1,695,200	80,149
Wacker Chemie AG	87,800	18,112
		234,400
Construction Materials - 0.2%
HeidelbergCement AG	472,300	24,700
Metals & Mining - 0.6%
Alcoa, Inc.	2,409,521	31,637
Commercial Metals Co.	1,186,820	16,473
Freeport-McMoRan Copper & Gold, Inc.	307,466	29,111
		77,221
TOTAL MATERIALS		336,321
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	10,267,344	292,619
Frontier Communications Corp.	979,369	8,599
Qwest Communications International, Inc.	13,719,500	90,549
Verizon Communications, Inc.	5,990,784	194,521
		586,288
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	13,257,403	54,621
TOTAL TELECOMMUNICATION SERVICES		640,909
UTILITIES - 3.9%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	2,046,592	47,481
American Electric Power Co., Inc.	2,962,976	110,934
Entergy Corp.	653,820	48,729
FirstEnergy Corp.	2,429,316	88,233
PPL Corp.	412,200	11,088
		306,465
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	6,909,627	82,501
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.8%
Alliant Energy Corp.	758,608	$ 27,712
CMS Energy Corp.	367,670	6,758
PG&E Corp.	684,398	32,728
Public Service Enterprise Group, Inc.	1,074,875	34,772
		101,970
TOTAL UTILITIES		490,936
TOTAL COMMON STOCKS (Cost $9,812,809)		12,023,063
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	283,900	16,523
FINANCIALS - 1.0%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	26,000	27,690
Diversified Financial Services - 0.3%
Citigroup, Inc. 7.50%	273,000	33,726
Insurance - 0.5%
Hartford Financial Services Group, Inc. Series F 7.25%	879,600	21,633
XL Capital Ltd. 10.75%	1,625,900	48,549
		70,182
TOTAL FINANCIALS		131,598
UTILITIES - 0.2%
Electric Utilities - 0.2%
PPL Corp. 9.50%	322,100	18,115
TOTAL CONVERTIBLE PREFERRED STOCKS		166,236
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	201,006	$ 30,206
TOTAL PREFERRED STOCKS (Cost $168,894)		196,442
Corporate Bonds - 2.9%
	Principal Amount (000s)
Convertible Bonds - 2.7%
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.5%
Ford Motor Co. 4.25% 11/15/16	$ 33,640	58,423
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	32,560	31,034
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (g)	6,840	6,786
Media - 1.2%
Liberty Media Corp.:
3.5% 1/15/31	7,041	5,080
4% 11/15/29	13,232	7,840
3.5% 1/15/31 (g)	19,969	14,408
News America, Inc. liquid yield option note:
0% 2/28/21 (g)	57,550	40,522
0% 2/28/21	16,370	11,526
Virgin Media, Inc. 6.5% 11/15/16	42,136	67,295
		146,671
TOTAL CONSUMER DISCRETIONARY		242,914
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. 9% 4/1/63 (d)(g)	36,072	37,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.2%
Airlines - 0.2%
UAL Corp.:
4.5% 6/30/21 (g)	$ 20,550	$ 22,102
4.5% 6/30/21	3,320	3,571
		25,673
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc.:
6% 5/1/15 (g)	16,574	16,465
6% 5/1/15	8,251	8,197
Micron Technology, Inc. 1.875% 6/1/27	13,266	12,669
		37,331
TOTAL CONVERTIBLE BONDS		343,613
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	23,759
TOTAL CORPORATE BONDS (Cost $304,265)		367,372
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 0.23% (b)	14,302,250	14,302
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	525,675	526
TOTAL MONEY MARKET FUNDS (Cost $14,828)		14,828
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $10,300,796)		12,601,705
NET OTHER ASSETS (LIABILITIES) - 0.2%		19,490
NET ASSETS - 100%		$ 12,621,195
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,012,000 or 1.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 116
Fidelity Securities Lending Cash Central Fund	1,553
Total	$ 1,669
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 60,959	$ -	$ 8,386	$ 1,217	$ 56,867
Total	$ 60,959	$ -	$ 8,386	$ 1,217	$ 56,867
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,745,564	$ 1,670,428	$ 75,136	$ -
Consumer Staples	561,817	561,817	-	-
Energy	1,784,540	1,784,540	-	-
Financials	3,304,347	3,134,568	169,779	-
Health Care	1,084,355	1,011,876	72,479	-
Industrials	1,351,965	1,351,965	-	-
Information Technology	900,636	900,636	-	-
Materials	336,321	336,321	-	-
Telecommunication Services	640,909	640,909	-	-
Utilities	509,051	490,936	18,115	-
Corporate Bonds	367,372	-	367,372	-
Money Market Funds	14,828	14,828	-	-
Total Investments in Securities:	$ 12,601,705	$ 11,898,824	$ 702,881	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $10,521,994,000. Net unrealized appreciation aggregated $2,079,711,000, of which $3,170,990,000 related to appreciated investment securities and $1,091,279,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth Fund

October 31, 2010

1.809091.106

LCG-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	7,600	$ 347,244
Automobiles - 0.8%
Ford Motor Co. (a)	56,900	803,997
Hyundai Motor Co.	760	114,895
		918,892
Household Durables - 2.4%
Beazer Homes USA, Inc. (a)(d)	36,100	146,566
iRobot Corp. (a)	13,800	288,144
La-Z-Boy, Inc. (a)	33,600	261,072
Meritage Homes Corp. (a)	11,800	216,058
Ryland Group, Inc.	9,400	140,812
Tempur-Pedic International, Inc. (a)	50,700	1,749,150
		2,801,802
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	13,800	2,278,932
Expedia, Inc.	15,800	457,410
Netflix, Inc. (a)	2,400	416,400
		3,152,742
Leisure Equipment & Products - 1.0%
Hasbro, Inc.	27,100	1,253,375
Media - 2.1%
DIRECTV (a)	29,900	1,299,454
The Walt Disney Co.	15,400	556,094
Virgin Media, Inc.	24,600	625,578
		2,481,126
Specialty Retail - 4.8%
Best Buy Co., Inc.	20,100	863,898
DSW, Inc. Class A (a)	39,600	1,317,492
Sally Beauty Holdings, Inc. (a)	99,700	1,213,349
TJX Companies, Inc.	36,100	1,656,629
Urban Outfitters, Inc. (a)	19,100	587,707
		5,639,075
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	5,800	336,980
Phillips-Van Heusen Corp.	10,200	625,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	8,600	$ 833,168
Vera Bradley, Inc. (a)	100	2,735
		1,798,551
TOTAL CONSUMER DISCRETIONARY		18,392,807
CONSUMER STAPLES - 7.9%
Beverages - 3.0%
Anheuser-Busch InBev SA NV	10,484	656,969
Dr Pepper Snapple Group, Inc.	19,500	712,725
The Coca-Cola Co.	34,200	2,097,144
		3,466,838
Food & Staples Retailing - 0.8%
Drogasil SA	2,400	60,705
Kroger Co.	26,900	591,800
Wal-Mart de Mexico SA de CV Series V	93,300	255,186
		907,691
Food Products - 1.4%
Danone	4,664	295,120
Mead Johnson Nutrition Co. Class A	5,500	323,510
Nestle SA sponsored ADR	10,100	553,985
The J.M. Smucker Co.	4,600	295,688
Tingyi (Cayman Islands) Holding Corp.	40,000	108,886
Want Want China Holdings Ltd. ADR	2,600	119,922
		1,697,111
Household Products - 0.5%
Procter & Gamble Co.	10,000	635,700
Personal Products - 2.2%
BaWang International (Group) Holding Ltd.	187,000	78,648
Estee Lauder Companies, Inc. Class A	6,600	469,722
Hengan International Group Co. Ltd.	24,000	226,028
Herbalife Ltd.	22,300	1,424,078
Schiff Nutrition International, Inc.	51,000	412,080
		2,610,556
TOTAL CONSUMER STAPLES		9,317,896
Common Stocks - continued
	Shares	Value
ENERGY - 10.4%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	8,000	$ 370,640
Complete Production Services, Inc. (a)	5,900	138,237
Halliburton Co.	31,100	990,846
Schlumberger Ltd.	14,700	1,027,383
Weatherford International Ltd. (a)	17,300	290,813
		2,817,919
Oil, Gas & Consumable Fuels - 8.0%
Arch Coal, Inc.	8,200	201,638
Atlas Pipeline Partners, LP	13,600	269,144
Chesapeake Energy Corp.	9,100	197,470
Chevron Corp.	5,500	454,355
Exxon Mobil Corp.	105,900	7,039,171
Holly Corp.	9,500	310,935
Massey Energy Co.	7,800	328,146
Southwestern Energy Co. (a)	13,600	460,360
Whiting Petroleum Corp. (a)	2,000	200,880
		9,462,099
TOTAL ENERGY		12,280,018
FINANCIALS - 5.6%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	17,200	431,032
Charles Schwab Corp.	34,300	528,220
Goldman Sachs Group, Inc.	1,900	305,805
Morgan Stanley	34,800	865,476
TD Ameritrade Holding Corp.	11,500	196,535
		2,327,068
Commercial Banks - 1.1%
Regions Financial Corp.	46,200	291,060
SunTrust Banks, Inc.	21,800	545,436
Wells Fargo & Co.	19,200	500,736
Zions Bancorporation	1,900	39,254
		1,376,486
Consumer Finance - 0.2%
SLM Corp. (a)	17,000	202,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.7%
Citigroup, Inc. (a)	333,500	$ 1,390,695
JPMorgan Chase & Co.	15,800	594,554
		1,985,249
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	17,800	326,630
Henderson Land Development Co. Ltd.	14,085	100,033
Jones Lang LaSalle, Inc.	4,000	312,240
		738,903
TOTAL FINANCIALS		6,630,006
HEALTH CARE - 9.2%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	6,100	416,630
Amgen, Inc. (a)	4,100	234,479
Amicus Therapeutics, Inc. (a)	41,700	172,221
Amylin Pharmaceuticals, Inc. (a)	3,100	40,393
ARIAD Pharmaceuticals, Inc. (a)	85,700	315,376
ArQule, Inc. (a)	14,500	80,040
Biogen Idec, Inc. (a)	4,900	307,279
BioMarin Pharmaceutical, Inc. (a)	15,100	395,016
Gilead Sciences, Inc. (a)	24,800	983,816
Keryx Biopharmaceuticals, Inc. (a)	15,700	81,012
Nanosphere, Inc. (a)	13,000	59,020
SIGA Technologies, Inc. (a)(d)	43,700	579,025
Theravance, Inc. (a)	15,100	307,738
United Therapeutics Corp. (a)	5,600	336,000
Vertex Pharmaceuticals, Inc. (a)	3,000	114,990
		4,423,035
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	19,100	564,405
Edwards Lifesciences Corp. (a)	6,500	415,415
Hologic, Inc. (a)	30,200	483,804
Mako Surgical Corp. (a)	2,400	25,872
Orthovita, Inc. (a)	31,100	67,798
		1,557,294
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	10,400	504,608
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	19,200	$ 1,008,576
Team Health Holdings, Inc.	7,700	102,795
		1,615,979
Health Care Technology - 1.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	32,200	614,698
Cerner Corp. (a)	14,700	1,291,101
		1,905,799
Pharmaceuticals - 1.1%
Ardea Biosciences, Inc. (a)	1,700	36,244
Cadence Pharmaceuticals, Inc. (a)(d)	32,900	292,152
GlaxoSmithKline PLC	19,400	378,787
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,000	259,500
Valeant Pharmaceuticals International, Inc.	11,041	305,498
		1,272,181
TOTAL HEALTH CARE		10,774,288
INDUSTRIALS - 11.3%
Aerospace & Defense - 4.9%
Alliant Techsystems, Inc. (a)	7,500	571,800
DigitalGlobe, Inc. (a)	30,100	982,765
Precision Castparts Corp.	11,100	1,516,038
Raytheon Co.	12,700	585,216
United Technologies Corp.	28,400	2,123,468
		5,779,287
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	7,100	500,408
Airlines - 0.3%
Southwest Airlines Co.	25,000	344,000
Building Products - 0.2%
Quanex Building Products Corp.	12,900	232,458
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	9,700	695,878
Construction & Engineering - 0.8%
Fluor Corp.	5,600	269,864
Jacobs Engineering Group, Inc. (a)	9,000	347,490
KBR, Inc.	12,700	322,580
		939,934
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.7%
American Superconductor Corp. (a)(d)	19,300	$ 649,445
Satcon Technology Corp. (a)(d)	44,700	179,694
		829,139
Industrial Conglomerates - 0.5%
Textron, Inc.	30,800	641,256
Machinery - 1.4%
Cummins, Inc.	5,000	440,500
Ingersoll-Rand Co. Ltd.	21,200	833,372
PACCAR, Inc.	6,600	338,316
		1,612,188
Road & Rail - 0.9%
Old Dominion Freight Lines, Inc. (a)	11,100	311,355
Union Pacific Corp.	8,300	727,744
		1,039,099
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	15,500	663,710
TOTAL INDUSTRIALS		13,277,357
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	95,900	2,189,397
Juniper Networks, Inc. (a)	45,800	1,483,462
Motorola, Inc. (a)	69,200	563,980
QUALCOMM, Inc.	44,400	2,003,772
		6,240,611
Computers & Peripherals - 7.2%
Apple, Inc. (a)	22,400	6,739,488
Hewlett-Packard Co.	21,800	916,908
SanDisk Corp. (a)	11,600	435,928
Western Digital Corp. (a)	10,300	329,806
		8,422,130
Electronic Equipment & Components - 0.3%
Vishay Intertechnology, Inc. (a)	37,100	419,230
Internet Software & Services - 6.5%
Baidu.com, Inc. sponsored ADR (a)	5,600	616,056
eBay, Inc. (a)	53,600	1,597,816
Google, Inc. Class A (a)	7,500	4,597,425
NetEase.com, Inc. sponsored ADR (a)	9,000	376,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
OpenTable, Inc. (a)	3,400	$ 208,590
Rackspace Hosting, Inc. (a)	9,304	232,228
		7,628,315
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	22,100	1,440,699
International Business Machines Corp.	16,700	2,398,120
		3,838,819
Office Electronics - 0.1%
Xerox Corp.	10,400	121,680
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	8,000	325,920
GT Solar International, Inc. (a)	6,900	56,787
LTX-Credence Corp. (a)	38,933	247,225
Marvell Technology Group Ltd. (a)	48,600	938,466
NVIDIA Corp. (a)	34,800	418,644
Power Integrations, Inc.	8,000	273,280
Skyworks Solutions, Inc. (a)	30,900	707,919
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,700	291,297
Varian Semiconductor Equipment Associates, Inc. (a)	10,900	356,103
		3,615,641
Software - 6.9%
Autonomy Corp. PLC (a)	19,100	447,388
BMC Software, Inc. (a)	14,800	672,808
CA, Inc.	29,000	673,090
Check Point Software Technologies Ltd. (a)	8,800	376,200
Citrix Systems, Inc. (a)	6,500	416,455
Informatica Corp. (a)	16,600	675,454
Intuit, Inc. (a)	23,800	1,142,400
MICROS Systems, Inc. (a)	21,200	962,268
Red Hat, Inc. (a)	16,100	680,386
Salesforce.com, Inc. (a)	3,400	394,638
Solera Holdings, Inc.	20,300	975,415
Symantec Corp. (a)	22,600	365,668
VMware, Inc. Class A (a)	4,800	367,008
		8,149,178
TOTAL INFORMATION TECHNOLOGY		38,435,604
Common Stocks - continued
	Shares	Value
MATERIALS - 5.4%
Chemicals - 3.5%
Ashland, Inc.	6,600	$ 340,758
Cabot Corp.	11,400	387,828
CF Industries Holdings, Inc.	6,200	759,686
Dow Chemical Co.	10,400	320,632
LyondellBasell Industries NV Class A (a)	23,900	641,954
Praxair, Inc.	9,000	822,060
The Mosaic Co.	10,800	790,128
		4,063,046
Metals & Mining - 1.9%
AngloGold Ashanti Ltd. sponsored ADR	12,400	584,164
Freeport-McMoRan Copper & Gold, Inc.	5,600	530,208
Newmont Mining Corp.	18,900	1,150,443
		2,264,815
TOTAL MATERIALS		6,327,861
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	31,800	1,641,198
Sprint Nextel Corp. (a)	26,100	107,532
		1,748,730
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	132,534
TOTAL COMMON STOCKS (Cost $101,119,229)		117,317,101
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	667,193	$ 667,193
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,785,000	1,785,000
TOTAL MONEY MARKET FUNDS (Cost $2,452,193)		2,452,193
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $103,571,422)		119,769,294
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,080,160)
NET ASSETS - 100%		$ 117,689,134
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,292
Fidelity Securities Lending Cash Central Fund	13,452
Total	$ 14,744
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,392,807	$ 18,392,807	$ -	$ -
Consumer Staples	9,317,896	9,317,896	-	-
Energy	12,280,018	12,280,018	-	-
Financials	6,630,006	6,630,006	-	-
Health Care	10,774,288	10,395,501	378,787	-
Industrials	13,277,357	13,277,357	-	-
Information Technology	38,435,604	38,435,604	-	-
Materials	6,327,861	6,327,861	-	-
Telecommunication Services	1,748,730	1,748,730	-	-
Utilities	132,534	132,534	-	-
Money Market Funds	2,452,193	2,452,193	-	-
Total Investments in Securities:	$ 119,769,294	$ 119,390,507	$ 378,787	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $103,652,412. Net unrealized appreciation aggregated $16,116,882, of which $17,998,214 related to appreciated investment securities and $1,881,332 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.859107.103

ALCG-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	7,600	$ 347,244
Automobiles - 0.8%
Ford Motor Co. (a)	56,900	803,997
Hyundai Motor Co.	760	114,895
		918,892
Household Durables - 2.4%
Beazer Homes USA, Inc. (a)(d)	36,100	146,566
iRobot Corp. (a)	13,800	288,144
La-Z-Boy, Inc. (a)	33,600	261,072
Meritage Homes Corp. (a)	11,800	216,058
Ryland Group, Inc.	9,400	140,812
Tempur-Pedic International, Inc. (a)	50,700	1,749,150
		2,801,802
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	13,800	2,278,932
Expedia, Inc.	15,800	457,410
Netflix, Inc. (a)	2,400	416,400
		3,152,742
Leisure Equipment & Products - 1.0%
Hasbro, Inc.	27,100	1,253,375
Media - 2.1%
DIRECTV (a)	29,900	1,299,454
The Walt Disney Co.	15,400	556,094
Virgin Media, Inc.	24,600	625,578
		2,481,126
Specialty Retail - 4.8%
Best Buy Co., Inc.	20,100	863,898
DSW, Inc. Class A (a)	39,600	1,317,492
Sally Beauty Holdings, Inc. (a)	99,700	1,213,349
TJX Companies, Inc.	36,100	1,656,629
Urban Outfitters, Inc. (a)	19,100	587,707
		5,639,075
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	5,800	336,980
Phillips-Van Heusen Corp.	10,200	625,668
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	8,600	$ 833,168
Vera Bradley, Inc. (a)	100	2,735
		1,798,551
TOTAL CONSUMER DISCRETIONARY		18,392,807
CONSUMER STAPLES - 7.9%
Beverages - 3.0%
Anheuser-Busch InBev SA NV	10,484	656,969
Dr Pepper Snapple Group, Inc.	19,500	712,725
The Coca-Cola Co.	34,200	2,097,144
		3,466,838
Food & Staples Retailing - 0.8%
Drogasil SA	2,400	60,705
Kroger Co.	26,900	591,800
Wal-Mart de Mexico SA de CV Series V	93,300	255,186
		907,691
Food Products - 1.4%
Danone	4,664	295,120
Mead Johnson Nutrition Co. Class A	5,500	323,510
Nestle SA sponsored ADR	10,100	553,985
The J.M. Smucker Co.	4,600	295,688
Tingyi (Cayman Islands) Holding Corp.	40,000	108,886
Want Want China Holdings Ltd. ADR	2,600	119,922
		1,697,111
Household Products - 0.5%
Procter & Gamble Co.	10,000	635,700
Personal Products - 2.2%
BaWang International (Group) Holding Ltd.	187,000	78,648
Estee Lauder Companies, Inc. Class A	6,600	469,722
Hengan International Group Co. Ltd.	24,000	226,028
Herbalife Ltd.	22,300	1,424,078
Schiff Nutrition International, Inc.	51,000	412,080
		2,610,556
TOTAL CONSUMER STAPLES		9,317,896
Common Stocks - continued
	Shares	Value
ENERGY - 10.4%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	8,000	$ 370,640
Complete Production Services, Inc. (a)	5,900	138,237
Halliburton Co.	31,100	990,846
Schlumberger Ltd.	14,700	1,027,383
Weatherford International Ltd. (a)	17,300	290,813
		2,817,919
Oil, Gas & Consumable Fuels - 8.0%
Arch Coal, Inc.	8,200	201,638
Atlas Pipeline Partners, LP	13,600	269,144
Chesapeake Energy Corp.	9,100	197,470
Chevron Corp.	5,500	454,355
Exxon Mobil Corp.	105,900	7,039,171
Holly Corp.	9,500	310,935
Massey Energy Co.	7,800	328,146
Southwestern Energy Co. (a)	13,600	460,360
Whiting Petroleum Corp. (a)	2,000	200,880
		9,462,099
TOTAL ENERGY		12,280,018
FINANCIALS - 5.6%
Capital Markets - 2.0%
Bank of New York Mellon Corp.	17,200	431,032
Charles Schwab Corp.	34,300	528,220
Goldman Sachs Group, Inc.	1,900	305,805
Morgan Stanley	34,800	865,476
TD Ameritrade Holding Corp.	11,500	196,535
		2,327,068
Commercial Banks - 1.1%
Regions Financial Corp.	46,200	291,060
SunTrust Banks, Inc.	21,800	545,436
Wells Fargo & Co.	19,200	500,736
Zions Bancorporation	1,900	39,254
		1,376,486
Consumer Finance - 0.2%
SLM Corp. (a)	17,000	202,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.7%
Citigroup, Inc. (a)	333,500	$ 1,390,695
JPMorgan Chase & Co.	15,800	594,554
		1,985,249
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	17,800	326,630
Henderson Land Development Co. Ltd.	14,085	100,033
Jones Lang LaSalle, Inc.	4,000	312,240
		738,903
TOTAL FINANCIALS		6,630,006
HEALTH CARE - 9.2%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	6,100	416,630
Amgen, Inc. (a)	4,100	234,479
Amicus Therapeutics, Inc. (a)	41,700	172,221
Amylin Pharmaceuticals, Inc. (a)	3,100	40,393
ARIAD Pharmaceuticals, Inc. (a)	85,700	315,376
ArQule, Inc. (a)	14,500	80,040
Biogen Idec, Inc. (a)	4,900	307,279
BioMarin Pharmaceutical, Inc. (a)	15,100	395,016
Gilead Sciences, Inc. (a)	24,800	983,816
Keryx Biopharmaceuticals, Inc. (a)	15,700	81,012
Nanosphere, Inc. (a)	13,000	59,020
SIGA Technologies, Inc. (a)(d)	43,700	579,025
Theravance, Inc. (a)	15,100	307,738
United Therapeutics Corp. (a)	5,600	336,000
Vertex Pharmaceuticals, Inc. (a)	3,000	114,990
		4,423,035
Health Care Equipment & Supplies - 1.3%
Alere, Inc. (a)	19,100	564,405
Edwards Lifesciences Corp. (a)	6,500	415,415
Hologic, Inc. (a)	30,200	483,804
Mako Surgical Corp. (a)	2,400	25,872
Orthovita, Inc. (a)	31,100	67,798
		1,557,294
Health Care Providers & Services - 1.4%
Express Scripts, Inc. (a)	10,400	504,608
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	19,200	$ 1,008,576
Team Health Holdings, Inc.	7,700	102,795
		1,615,979
Health Care Technology - 1.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	32,200	614,698
Cerner Corp. (a)	14,700	1,291,101
		1,905,799
Pharmaceuticals - 1.1%
Ardea Biosciences, Inc. (a)	1,700	36,244
Cadence Pharmaceuticals, Inc. (a)(d)	32,900	292,152
GlaxoSmithKline PLC	19,400	378,787
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,000	259,500
Valeant Pharmaceuticals International, Inc.	11,041	305,498
		1,272,181
TOTAL HEALTH CARE		10,774,288
INDUSTRIALS - 11.3%
Aerospace & Defense - 4.9%
Alliant Techsystems, Inc. (a)	7,500	571,800
DigitalGlobe, Inc. (a)	30,100	982,765
Precision Castparts Corp.	11,100	1,516,038
Raytheon Co.	12,700	585,216
United Technologies Corp.	28,400	2,123,468
		5,779,287
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	7,100	500,408
Airlines - 0.3%
Southwest Airlines Co.	25,000	344,000
Building Products - 0.2%
Quanex Building Products Corp.	12,900	232,458
Commercial Services & Supplies - 0.6%
Stericycle, Inc. (a)	9,700	695,878
Construction & Engineering - 0.8%
Fluor Corp.	5,600	269,864
Jacobs Engineering Group, Inc. (a)	9,000	347,490
KBR, Inc.	12,700	322,580
		939,934
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.7%
American Superconductor Corp. (a)(d)	19,300	$ 649,445
Satcon Technology Corp. (a)(d)	44,700	179,694
		829,139
Industrial Conglomerates - 0.5%
Textron, Inc.	30,800	641,256
Machinery - 1.4%
Cummins, Inc.	5,000	440,500
Ingersoll-Rand Co. Ltd.	21,200	833,372
PACCAR, Inc.	6,600	338,316
		1,612,188
Road & Rail - 0.9%
Old Dominion Freight Lines, Inc. (a)	11,100	311,355
Union Pacific Corp.	8,300	727,744
		1,039,099
Trading Companies & Distributors - 0.6%
WESCO International, Inc. (a)	15,500	663,710
TOTAL INDUSTRIALS		13,277,357
INFORMATION TECHNOLOGY - 32.7%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	95,900	2,189,397
Juniper Networks, Inc. (a)	45,800	1,483,462
Motorola, Inc. (a)	69,200	563,980
QUALCOMM, Inc.	44,400	2,003,772
		6,240,611
Computers & Peripherals - 7.2%
Apple, Inc. (a)	22,400	6,739,488
Hewlett-Packard Co.	21,800	916,908
SanDisk Corp. (a)	11,600	435,928
Western Digital Corp. (a)	10,300	329,806
		8,422,130
Electronic Equipment & Components - 0.3%
Vishay Intertechnology, Inc. (a)	37,100	419,230
Internet Software & Services - 6.5%
Baidu.com, Inc. sponsored ADR (a)	5,600	616,056
eBay, Inc. (a)	53,600	1,597,816
Google, Inc. Class A (a)	7,500	4,597,425
NetEase.com, Inc. sponsored ADR (a)	9,000	376,200
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
OpenTable, Inc. (a)	3,400	$ 208,590
Rackspace Hosting, Inc. (a)	9,304	232,228
		7,628,315
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	22,100	1,440,699
International Business Machines Corp.	16,700	2,398,120
		3,838,819
Office Electronics - 0.1%
Xerox Corp.	10,400	121,680
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	8,000	325,920
GT Solar International, Inc. (a)	6,900	56,787
LTX-Credence Corp. (a)	38,933	247,225
Marvell Technology Group Ltd. (a)	48,600	938,466
NVIDIA Corp. (a)	34,800	418,644
Power Integrations, Inc.	8,000	273,280
Skyworks Solutions, Inc. (a)	30,900	707,919
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,700	291,297
Varian Semiconductor Equipment Associates, Inc. (a)	10,900	356,103
		3,615,641
Software - 6.9%
Autonomy Corp. PLC (a)	19,100	447,388
BMC Software, Inc. (a)	14,800	672,808
CA, Inc.	29,000	673,090
Check Point Software Technologies Ltd. (a)	8,800	376,200
Citrix Systems, Inc. (a)	6,500	416,455
Informatica Corp. (a)	16,600	675,454
Intuit, Inc. (a)	23,800	1,142,400
MICROS Systems, Inc. (a)	21,200	962,268
Red Hat, Inc. (a)	16,100	680,386
Salesforce.com, Inc. (a)	3,400	394,638
Solera Holdings, Inc.	20,300	975,415
Symantec Corp. (a)	22,600	365,668
VMware, Inc. Class A (a)	4,800	367,008
		8,149,178
TOTAL INFORMATION TECHNOLOGY		38,435,604
Common Stocks - continued
	Shares	Value
MATERIALS - 5.4%
Chemicals - 3.5%
Ashland, Inc.	6,600	$ 340,758
Cabot Corp.	11,400	387,828
CF Industries Holdings, Inc.	6,200	759,686
Dow Chemical Co.	10,400	320,632
LyondellBasell Industries NV Class A (a)	23,900	641,954
Praxair, Inc.	9,000	822,060
The Mosaic Co.	10,800	790,128
		4,063,046
Metals & Mining - 1.9%
AngloGold Ashanti Ltd. sponsored ADR	12,400	584,164
Freeport-McMoRan Copper & Gold, Inc.	5,600	530,208
Newmont Mining Corp.	18,900	1,150,443
		2,264,815
TOTAL MATERIALS		6,327,861
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	31,800	1,641,198
Sprint Nextel Corp. (a)	26,100	107,532
		1,748,730
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	11,100	132,534
TOTAL COMMON STOCKS (Cost $101,119,229)		117,317,101
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	667,193	$ 667,193
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,785,000	1,785,000
TOTAL MONEY MARKET FUNDS (Cost $2,452,193)		2,452,193
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $103,571,422)		119,769,294
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(2,080,160)
NET ASSETS - 100%		$ 117,689,134
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,292
Fidelity Securities Lending Cash Central Fund	13,452
Total	$ 14,744
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,392,807	$ 18,392,807	$ -	$ -
Consumer Staples	9,317,896	9,317,896	-	-
Energy	12,280,018	12,280,018	-	-
Financials	6,630,006	6,630,006	-	-
Health Care	10,774,288	10,395,501	378,787	-
Industrials	13,277,357	13,277,357	-	-
Information Technology	38,435,604	38,435,604	-	-
Materials	6,327,861	6,327,861	-	-
Telecommunication Services	1,748,730	1,748,730	-	-
Utilities	132,534	132,534	-	-
Money Market Funds	2,452,193	2,452,193	-	-
Total Investments in Securities:	$ 119,769,294	$ 119,390,507	$ 378,787	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $103,652,412. Net unrealized appreciation aggregated $16,116,882, of which $17,998,214 related to appreciated investment securities and $1,881,332 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value Fund

October 31, 2010

1.809080.106

LCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.6%
TRW Automotive Holdings Corp. (a)	120,100	$ 5,487,369
Automobiles - 1.1%
Ford Motor Co. (a)	653,600	9,235,368
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	189,700	5,453,875
Media - 3.1%
Comcast Corp. Class A	642,100	13,214,418
The Walt Disney Co.	42,900	1,549,119
Viacom, Inc. Class B (non-vtg.)	309,900	11,959,041
		26,722,578
Multiline Retail - 1.0%
Macy's, Inc.	355,000	8,392,200
Specialty Retail - 1.1%
Best Buy Co., Inc.	214,900	9,236,402
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	67,500	5,618,700
TOTAL CONSUMER DISCRETIONARY		70,146,492
CONSUMER STAPLES - 10.3%
Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	190,500	6,962,775
Molson Coors Brewing Co. Class B	154,100	7,278,143
		14,240,918
Food & Staples Retailing - 0.8%
Kroger Co.	301,200	6,626,400
Food Products - 2.4%
Archer Daniels Midland Co.	292,600	9,749,432
Ralcorp Holdings, Inc. (a)	81,800	5,076,508
The J.M. Smucker Co.	88,400	5,682,352
		20,508,292
Household Products - 3.8%
Energizer Holdings, Inc. (a)	105,800	7,911,724
Kimberly-Clark Corp.	138,500	8,772,590
Procter & Gamble Co.	261,500	16,623,555
		33,307,869
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	306,900	$ 7,801,398
Philip Morris International, Inc.	120,100	7,025,850
		14,827,248
TOTAL CONSUMER STAPLES		89,510,727
ENERGY - 11.6%
Energy Equipment & Services - 3.6%
Dresser-Rand Group, Inc. (a)	119,700	4,096,134
Halliburton Co.	136,300	4,342,518
National Oilwell Varco, Inc.	141,800	7,623,168
Noble Corp.	193,400	6,678,102
Transocean Ltd. (a)	136,500	8,648,640
		31,388,562
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	408,100	33,713,140
ConocoPhillips	205,500	12,206,700
Marathon Oil Corp.	397,000	14,121,290
Sunoco, Inc.	256,600	9,614,802
		69,655,932
TOTAL ENERGY		101,044,494
FINANCIALS - 26.3%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	102,000	16,416,900
Commercial Banks - 5.4%
PNC Financial Services Group, Inc.	158,000	8,516,200
Regions Financial Corp.	778,600	4,905,180
SunTrust Banks, Inc.	245,000	6,129,900
Wells Fargo & Co.	1,036,600	27,034,528
		46,585,808
Consumer Finance - 0.8%
Capital One Financial Corp.	179,900	6,704,873
Diversified Financial Services - 7.1%
Bank of America Corp.	679,600	7,774,624
Citigroup, Inc. (a)	5,689,800	23,726,466
JPMorgan Chase & Co.	808,600	30,427,618
		61,928,708
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.4%
ACE Ltd.	187,000	$ 11,111,540
Allstate Corp.	346,600	10,567,834
Berkshire Hathaway, Inc. Class B (a)	145,500	11,575,980
Genworth Financial, Inc. Class A (a)	524,200	5,944,428
Lincoln National Corp.	386,400	9,459,072
MetLife, Inc.	225,800	9,106,514
Unum Group	342,400	7,676,608
XL Capital Ltd. Class A	351,500	7,434,225
		72,876,201
Real Estate Investment Trusts - 2.7%
AvalonBay Communities, Inc.	51,000	5,421,810
ProLogis Trust	136,300	1,860,495
SL Green Realty Corp.	74,200	4,876,424
Vornado Realty Trust	70,300	6,143,517
Weyerhaeuser Co.	351,200	5,696,464
		23,998,710
TOTAL FINANCIALS		228,511,200
HEALTH CARE - 13.1%
Biotechnology - 0.9%
Cephalon, Inc. (a)	115,900	7,700,396
Health Care Equipment & Supplies - 2.0%
Cooper Companies, Inc.	136,400	6,729,976
Hill-Rom Holdings, Inc.	125,600	4,867,000
Zimmer Holdings, Inc. (a)	114,200	5,417,648
		17,014,624
Health Care Providers & Services - 1.9%
CIGNA Corp.	283,300	9,969,327
Humana, Inc. (a)	113,400	6,610,086
		16,579,413
Pharmaceuticals - 8.3%
Johnson & Johnson	205,100	13,058,717
Merck & Co., Inc.	695,100	25,218,228
Pfizer, Inc.	1,531,600	26,649,840
Watson Pharmaceuticals, Inc. (a)	157,400	7,342,710
		72,269,495
TOTAL HEALTH CARE		113,563,928
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.3%
Raytheon Co.	246,900	$ 11,377,152
Airlines - 0.8%
United Continental Holdings, Inc. (a)	243,230	7,063,399
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	174,500	5,201,845
Construction & Engineering - 0.9%
KBR, Inc.	294,000	7,467,600
Industrial Conglomerates - 1.8%
General Electric Co.	679,300	10,882,386
Textron, Inc.	234,200	4,876,044
		15,758,430
Machinery - 2.5%
Cummins, Inc.	49,600	4,369,760
Ingersoll-Rand Co. Ltd.	167,700	6,592,287
Navistar International Corp. (a)	96,600	4,654,188
Timken Co.	157,100	6,507,082
		22,123,317
Road & Rail - 1.0%
CSX Corp.	136,500	8,387,925
TOTAL INDUSTRIALS		77,379,668
INFORMATION TECHNOLOGY - 6.5%
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	204,300	8,592,858
Lexmark International, Inc. Class A (a)	129,600	4,928,688
Western Digital Corp. (a)	234,500	7,508,690
		21,030,236
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	200,500	5,970,890
IT Services - 0.5%
International Business Machines Corp.	30,900	4,437,240
Office Electronics - 1.2%
Xerox Corp.	914,800	10,703,160
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. (a)	950,665	7,862,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.8%
CA, Inc.	238,400	$ 5,533,264
Microsoft Corp.	34,800	927,072
		6,460,336
TOTAL INFORMATION TECHNOLOGY		56,463,862
MATERIALS - 3.1%
Chemicals - 1.6%
Ashland, Inc.	100,300	5,178,489
E.I. du Pont de Nemours & Co.	186,000	8,794,080
		13,972,569
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	68,300	4,453,160
Freeport-McMoRan Copper & Gold, Inc.	45,500	4,307,940
Newmont Mining Corp.	67,900	4,133,073
		12,894,173
TOTAL MATERIALS		26,866,742
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	698,762	19,914,717
Qwest Communications International, Inc.	1,299,800	8,578,680
Verizon Communications, Inc.	141,500	4,594,505
		33,087,902
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	1,838,300	7,573,796
TOTAL TELECOMMUNICATION SERVICES		40,661,698
UTILITIES - 6.8%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	194,400	7,278,336
Entergy Corp.	107,300	7,997,069
NextEra Energy, Inc.	138,500	7,623,040
PPL Corp.	243,500	6,550,150
		29,448,595
Multi-Utilities - 3.4%
PG&E Corp.	228,100	10,907,742
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	328,700	$ 10,633,445
Sempra Energy	158,400	8,471,232
		30,012,419
TOTAL UTILITIES		59,461,014
TOTAL COMMON STOCKS (Cost $818,470,726)		863,609,825
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.23% (b) (Cost $5,903,235)	5,903,235	5,903,235
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $824,373,961)		869,513,060
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,144,282)
NET ASSETS - 100%		$ 868,368,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,936
Fidelity Securities Lending Cash Central Fund	1,633
Total	$ 6,569
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $852,630,592. Net unrealized appreciation aggregated $16,882,468, of which $80,017,056 related to appreciated investment securities and $63,134,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap
Value Fund

Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.859111.103

ALCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.6%
TRW Automotive Holdings Corp. (a)	120,100	$ 5,487,369
Automobiles - 1.1%
Ford Motor Co. (a)	653,600	9,235,368
Hotels, Restaurants & Leisure - 0.6%
Wyndham Worldwide Corp.	189,700	5,453,875
Media - 3.1%
Comcast Corp. Class A	642,100	13,214,418
The Walt Disney Co.	42,900	1,549,119
Viacom, Inc. Class B (non-vtg.)	309,900	11,959,041
		26,722,578
Multiline Retail - 1.0%
Macy's, Inc.	355,000	8,392,200
Specialty Retail - 1.1%
Best Buy Co., Inc.	214,900	9,236,402
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	67,500	5,618,700
TOTAL CONSUMER DISCRETIONARY		70,146,492
CONSUMER STAPLES - 10.3%
Beverages - 1.6%
Dr Pepper Snapple Group, Inc.	190,500	6,962,775
Molson Coors Brewing Co. Class B	154,100	7,278,143
		14,240,918
Food & Staples Retailing - 0.8%
Kroger Co.	301,200	6,626,400
Food Products - 2.4%
Archer Daniels Midland Co.	292,600	9,749,432
Ralcorp Holdings, Inc. (a)	81,800	5,076,508
The J.M. Smucker Co.	88,400	5,682,352
		20,508,292
Household Products - 3.8%
Energizer Holdings, Inc. (a)	105,800	7,911,724
Kimberly-Clark Corp.	138,500	8,772,590
Procter & Gamble Co.	261,500	16,623,555
		33,307,869
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.7%
Altria Group, Inc.	306,900	$ 7,801,398
Philip Morris International, Inc.	120,100	7,025,850
		14,827,248
TOTAL CONSUMER STAPLES		89,510,727
ENERGY - 11.6%
Energy Equipment & Services - 3.6%
Dresser-Rand Group, Inc. (a)	119,700	4,096,134
Halliburton Co.	136,300	4,342,518
National Oilwell Varco, Inc.	141,800	7,623,168
Noble Corp.	193,400	6,678,102
Transocean Ltd. (a)	136,500	8,648,640
		31,388,562
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	408,100	33,713,140
ConocoPhillips	205,500	12,206,700
Marathon Oil Corp.	397,000	14,121,290
Sunoco, Inc.	256,600	9,614,802
		69,655,932
TOTAL ENERGY		101,044,494
FINANCIALS - 26.3%
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	102,000	16,416,900
Commercial Banks - 5.4%
PNC Financial Services Group, Inc.	158,000	8,516,200
Regions Financial Corp.	778,600	4,905,180
SunTrust Banks, Inc.	245,000	6,129,900
Wells Fargo & Co.	1,036,600	27,034,528
		46,585,808
Consumer Finance - 0.8%
Capital One Financial Corp.	179,900	6,704,873
Diversified Financial Services - 7.1%
Bank of America Corp.	679,600	7,774,624
Citigroup, Inc. (a)	5,689,800	23,726,466
JPMorgan Chase & Co.	808,600	30,427,618
		61,928,708
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.4%
ACE Ltd.	187,000	$ 11,111,540
Allstate Corp.	346,600	10,567,834
Berkshire Hathaway, Inc. Class B (a)	145,500	11,575,980
Genworth Financial, Inc. Class A (a)	524,200	5,944,428
Lincoln National Corp.	386,400	9,459,072
MetLife, Inc.	225,800	9,106,514
Unum Group	342,400	7,676,608
XL Capital Ltd. Class A	351,500	7,434,225
		72,876,201
Real Estate Investment Trusts - 2.7%
AvalonBay Communities, Inc.	51,000	5,421,810
ProLogis Trust	136,300	1,860,495
SL Green Realty Corp.	74,200	4,876,424
Vornado Realty Trust	70,300	6,143,517
Weyerhaeuser Co.	351,200	5,696,464
		23,998,710
TOTAL FINANCIALS		228,511,200
HEALTH CARE - 13.1%
Biotechnology - 0.9%
Cephalon, Inc. (a)	115,900	7,700,396
Health Care Equipment & Supplies - 2.0%
Cooper Companies, Inc.	136,400	6,729,976
Hill-Rom Holdings, Inc.	125,600	4,867,000
Zimmer Holdings, Inc. (a)	114,200	5,417,648
		17,014,624
Health Care Providers & Services - 1.9%
CIGNA Corp.	283,300	9,969,327
Humana, Inc. (a)	113,400	6,610,086
		16,579,413
Pharmaceuticals - 8.3%
Johnson & Johnson	205,100	13,058,717
Merck & Co., Inc.	695,100	25,218,228
Pfizer, Inc.	1,531,600	26,649,840
Watson Pharmaceuticals, Inc. (a)	157,400	7,342,710
		72,269,495
TOTAL HEALTH CARE		113,563,928
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.3%
Raytheon Co.	246,900	$ 11,377,152
Airlines - 0.8%
United Continental Holdings, Inc. (a)	243,230	7,063,399
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	174,500	5,201,845
Construction & Engineering - 0.9%
KBR, Inc.	294,000	7,467,600
Industrial Conglomerates - 1.8%
General Electric Co.	679,300	10,882,386
Textron, Inc.	234,200	4,876,044
		15,758,430
Machinery - 2.5%
Cummins, Inc.	49,600	4,369,760
Ingersoll-Rand Co. Ltd.	167,700	6,592,287
Navistar International Corp. (a)	96,600	4,654,188
Timken Co.	157,100	6,507,082
		22,123,317
Road & Rail - 1.0%
CSX Corp.	136,500	8,387,925
TOTAL INDUSTRIALS		77,379,668
INFORMATION TECHNOLOGY - 6.5%
Computers & Peripherals - 2.4%
Hewlett-Packard Co.	204,300	8,592,858
Lexmark International, Inc. Class A (a)	129,600	4,928,688
Western Digital Corp. (a)	234,500	7,508,690
		21,030,236
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	200,500	5,970,890
IT Services - 0.5%
International Business Machines Corp.	30,900	4,437,240
Office Electronics - 1.2%
Xerox Corp.	914,800	10,703,160
Semiconductors & Semiconductor Equipment - 0.9%
Micron Technology, Inc. (a)	950,665	7,862,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.8%
CA, Inc.	238,400	$ 5,533,264
Microsoft Corp.	34,800	927,072
		6,460,336
TOTAL INFORMATION TECHNOLOGY		56,463,862
MATERIALS - 3.1%
Chemicals - 1.6%
Ashland, Inc.	100,300	5,178,489
E.I. du Pont de Nemours & Co.	186,000	8,794,080
		13,972,569
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	68,300	4,453,160
Freeport-McMoRan Copper & Gold, Inc.	45,500	4,307,940
Newmont Mining Corp.	67,900	4,133,073
		12,894,173
TOTAL MATERIALS		26,866,742
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	698,762	19,914,717
Qwest Communications International, Inc.	1,299,800	8,578,680
Verizon Communications, Inc.	141,500	4,594,505
		33,087,902
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp. (a)	1,838,300	7,573,796
TOTAL TELECOMMUNICATION SERVICES		40,661,698
UTILITIES - 6.8%
Electric Utilities - 3.4%
American Electric Power Co., Inc.	194,400	7,278,336
Entergy Corp.	107,300	7,997,069
NextEra Energy, Inc.	138,500	7,623,040
PPL Corp.	243,500	6,550,150
		29,448,595
Multi-Utilities - 3.4%
PG&E Corp.	228,100	10,907,742
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	328,700	$ 10,633,445
Sempra Energy	158,400	8,471,232
		30,012,419
TOTAL UTILITIES		59,461,014
TOTAL COMMON STOCKS (Cost $818,470,726)		863,609,825
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.23% (b) (Cost $5,903,235)	5,903,235	5,903,235
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $824,373,961)		869,513,060
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,144,282)
NET ASSETS - 100%		$ 868,368,778
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,936
Fidelity Securities Lending Cash Central Fund	1,633
Total	$ 6,569
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $852,630,592. Net unrealized appreciation aggregated $16,882,468, of which $80,017,056 related to appreciated investment securities and $63,134,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

October 31, 2010

1.809081.1065

MCG-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)	71,300	$ 3,271,244
Starbucks Corp.	93,600	2,665,728
		5,936,972
Household Durables - 0.5%
Jarden Corp.	42,000	1,346,520
Internet & Catalog Retail - 2.1%
Expedia, Inc.	193,000	5,587,350
Media - 1.2%
Discovery Communications, Inc. (a)	68,100	3,037,941
Multiline Retail - 2.1%
Dollar General Corp.	192,400	5,423,756
Specialty Retail - 4.9%
Abercrombie & Fitch Co. Class A	93,300	3,998,838
CarMax, Inc. (a)	102,500	3,176,475
Monro Muffler Brake, Inc.	23,100	1,102,794
Urban Outfitters, Inc. (a)	153,500	4,723,195
		13,001,302
Textiles, Apparel & Luxury Goods - 4.5%
Hanesbrands, Inc. (a)	169,100	4,193,680
Polo Ralph Lauren Corp. Class A	44,400	4,301,472
Warnaco Group, Inc. (a)	62,500	3,319,375
		11,814,527
TOTAL CONSUMER DISCRETIONARY		46,148,368
CONSUMER STAPLES - 4.6%
Beverages - 1.8%
Heckmann Corp. (a)	1,188,600	4,861,374
Food Products - 1.8%
Mead Johnson Nutrition Co. Class A	51,000	2,999,820
Origin Agritech Ltd. (a)	199,069	1,733,891
		4,733,711
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	37,000	2,633,290
TOTAL CONSUMER STAPLES		12,228,375
Common Stocks - continued
	Shares	Value
ENERGY - 7.1%
Energy Equipment & Services - 3.9%
Dresser-Rand Group, Inc. (a)	119,600	$ 4,092,712
Exterran Holdings, Inc. (a)	55,900	1,407,003
Helmerich & Payne, Inc.	29,600	1,266,288
Weatherford International Ltd. (a)	207,400	3,486,394
		10,252,397
Oil, Gas & Consumable Fuels - 3.2%
Daylight Energy Ltd.	132,800	1,292,974
EXCO Resources, Inc.	291,000	4,315,530
Legacy Oil + Gas, Inc. (a)	104,100	1,253,405
Penn West Energy Trust	64,700	1,473,655
		8,335,564
TOTAL ENERGY		18,587,961
FINANCIALS - 5.7%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	53,000	2,511,670
Commercial Banks - 2.0%
Marshall & Ilsley Corp.	125,000	738,750
Regions Financial Corp.	361,400	2,276,820
SunTrust Banks, Inc.	91,900	2,299,338
		5,314,908
Diversified Financial Services - 1.2%
MSCI, Inc. Class A (a)	87,800	3,147,630
Insurance - 0.5%
Hanover Insurance Group, Inc.	30,000	1,357,500
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	594,642	2,567,727
TOTAL FINANCIALS		14,899,435
HEALTH CARE - 15.6%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	59,300	4,050,190
BioMarin Pharmaceutical, Inc. (a)	77,000	2,014,320
Celera Corp. (a)	180,000	1,026,000
Human Genome Sciences, Inc. (a)	42,000	1,128,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	72,900	$ 957,906
United Therapeutics Corp. (a)	32,500	1,950,000
		11,127,376
Health Care Equipment & Supplies - 11.4%
American Medical Systems Holdings, Inc. (a)	56,500	1,141,300
ArthroCare Corp. (a)	305,379	8,330,739
Cyberonics, Inc. (a)	397,187	10,926,615
Edwards Lifesciences Corp. (a)	41,600	2,658,656
NuVasive, Inc. (a)(d)	258,031	6,760,412
		29,817,722
TOTAL HEALTH CARE		40,945,098
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.1%
Precision Castparts Corp.	20,800	2,840,864
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	36,300	2,558,424
Building Products - 3.1%
Lennox International, Inc.	132,500	5,433,825
Owens Corning (a)	98,000	2,649,920
		8,083,745
Commercial Services & Supplies - 1.4%
Covanta Holding Corp.	80,000	1,262,400
Stericycle, Inc. (a)	35,000	2,510,900
		3,773,300
Construction & Engineering - 2.1%
Fluor Corp.	49,900	2,404,681
Jacobs Engineering Group, Inc. (a)	80,700	3,115,827
		5,520,508
Machinery - 6.3%
CNH Global NV (a)	70,900	2,814,021
Cummins, Inc.	49,100	4,325,710
Flowserve Corp.	26,300	2,630,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	99,300	$ 3,903,483
WABCO Holdings, Inc. (a)	64,500	2,994,090
		16,667,304
TOTAL INDUSTRIALS		39,444,145
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	123,300	3,993,687
Riverbed Technology, Inc. (a)	23,000	1,323,420
		5,317,107
Computers & Peripherals - 2.2%
NetApp, Inc. (a)	83,000	4,419,750
SanDisk Corp. (a)	34,700	1,304,026
		5,723,776
Electronic Equipment & Components - 2.0%
Avnet, Inc. (a)	80,100	2,385,378
Digital Ally, Inc. (a)	569,596	1,076,536
Maxwell Technologies, Inc. (a)(d)	109,600	1,777,712
		5,239,626
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	105,400	5,446,018
IT Services - 0.9%
Paychex, Inc.	90,000	2,493,000
Semiconductors & Semiconductor Equipment - 4.8%
ASM International NV unit (a)	64,300	1,642,865
ASML Holding NV	95,500	3,169,645
Ceva, Inc. (a)	9,500	175,845
Marvell Technology Group Ltd. (a)	234,900	4,535,919
Teradyne, Inc. (a)	274,900	3,089,876
		12,614,150
Software - 8.0%
ANSYS, Inc. (a)	77,000	3,484,250
Autodesk, Inc. (a)	40,000	1,447,200
Autonomy Corp. PLC (a)	276,200	6,469,552
Fortinet, Inc.	47,100	1,413,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	105,800	$ 4,305,002
Nuance Communications, Inc. (a)	251,100	3,944,781
		21,063,785
TOTAL INFORMATION TECHNOLOGY		57,897,462
MATERIALS - 7.3%
Chemicals - 6.9%
CF Industries Holdings, Inc.	77,000	9,434,810
Ecolab, Inc.	52,100	2,569,572
Intrepid Potash, Inc. (a)(d)	92,000	3,158,360
The Mosaic Co.	40,500	2,962,980
		18,125,722
Metals & Mining - 0.4%
Vallar PLC	77,800	1,143,639
TOTAL MATERIALS		19,269,361
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
NII Holdings, Inc. (a)	88,200	3,687,642
TOTAL COMMON STOCKS (Cost $225,287,573)		253,107,847
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $2,349,243)	49,900	2,556,189
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	5,214,789	$ 5,214,789
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	11,323,875	11,323,875
TOTAL MONEY MARKET FUNDS (Cost $16,538,664)		16,538,664
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $244,175,480)		272,202,700
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(9,554,035)
NET ASSETS - 100%		$ 262,648,665
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,547
Fidelity Securities Lending Cash Central Fund	70,720
Total	$ 79,267
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $244,644,421. Net unrealized appreciation aggregated $27,558,279, of which $38,373,446 related to appreciated investment securities and $10,815,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.859112.103

AMCG-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.6%
Hotels, Restaurants & Leisure - 2.3%
Las Vegas Sands Corp. (a)	71,300	$ 3,271,244
Starbucks Corp.	93,600	2,665,728
		5,936,972
Household Durables - 0.5%
Jarden Corp.	42,000	1,346,520
Internet & Catalog Retail - 2.1%
Expedia, Inc.	193,000	5,587,350
Media - 1.2%
Discovery Communications, Inc. (a)	68,100	3,037,941
Multiline Retail - 2.1%
Dollar General Corp.	192,400	5,423,756
Specialty Retail - 4.9%
Abercrombie & Fitch Co. Class A	93,300	3,998,838
CarMax, Inc. (a)	102,500	3,176,475
Monro Muffler Brake, Inc.	23,100	1,102,794
Urban Outfitters, Inc. (a)	153,500	4,723,195
		13,001,302
Textiles, Apparel & Luxury Goods - 4.5%
Hanesbrands, Inc. (a)	169,100	4,193,680
Polo Ralph Lauren Corp. Class A	44,400	4,301,472
Warnaco Group, Inc. (a)	62,500	3,319,375
		11,814,527
TOTAL CONSUMER DISCRETIONARY		46,148,368
CONSUMER STAPLES - 4.6%
Beverages - 1.8%
Heckmann Corp. (a)	1,188,600	4,861,374
Food Products - 1.8%
Mead Johnson Nutrition Co. Class A	51,000	2,999,820
Origin Agritech Ltd. (a)	199,069	1,733,891
		4,733,711
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	37,000	2,633,290
TOTAL CONSUMER STAPLES		12,228,375
Common Stocks - continued
	Shares	Value
ENERGY - 7.1%
Energy Equipment & Services - 3.9%
Dresser-Rand Group, Inc. (a)	119,600	$ 4,092,712
Exterran Holdings, Inc. (a)	55,900	1,407,003
Helmerich & Payne, Inc.	29,600	1,266,288
Weatherford International Ltd. (a)	207,400	3,486,394
		10,252,397
Oil, Gas & Consumable Fuels - 3.2%
Daylight Energy Ltd.	132,800	1,292,974
EXCO Resources, Inc.	291,000	4,315,530
Legacy Oil + Gas, Inc. (a)	104,100	1,253,405
Penn West Energy Trust	64,700	1,473,655
		8,335,564
TOTAL ENERGY		18,587,961
FINANCIALS - 5.7%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	53,000	2,511,670
Commercial Banks - 2.0%
Marshall & Ilsley Corp.	125,000	738,750
Regions Financial Corp.	361,400	2,276,820
SunTrust Banks, Inc.	91,900	2,299,338
		5,314,908
Diversified Financial Services - 1.2%
MSCI, Inc. Class A (a)	87,800	3,147,630
Insurance - 0.5%
Hanover Insurance Group, Inc.	30,000	1,357,500
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	594,642	2,567,727
TOTAL FINANCIALS		14,899,435
HEALTH CARE - 15.6%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	59,300	4,050,190
BioMarin Pharmaceutical, Inc. (a)	77,000	2,014,320
Celera Corp. (a)	180,000	1,026,000
Human Genome Sciences, Inc. (a)	42,000	1,128,960
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	72,900	$ 957,906
United Therapeutics Corp. (a)	32,500	1,950,000
		11,127,376
Health Care Equipment & Supplies - 11.4%
American Medical Systems Holdings, Inc. (a)	56,500	1,141,300
ArthroCare Corp. (a)	305,379	8,330,739
Cyberonics, Inc. (a)	397,187	10,926,615
Edwards Lifesciences Corp. (a)	41,600	2,658,656
NuVasive, Inc. (a)(d)	258,031	6,760,412
		29,817,722
TOTAL HEALTH CARE		40,945,098
INDUSTRIALS - 15.0%
Aerospace & Defense - 1.1%
Precision Castparts Corp.	20,800	2,840,864
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	36,300	2,558,424
Building Products - 3.1%
Lennox International, Inc.	132,500	5,433,825
Owens Corning (a)	98,000	2,649,920
		8,083,745
Commercial Services & Supplies - 1.4%
Covanta Holding Corp.	80,000	1,262,400
Stericycle, Inc. (a)	35,000	2,510,900
		3,773,300
Construction & Engineering - 2.1%
Fluor Corp.	49,900	2,404,681
Jacobs Engineering Group, Inc. (a)	80,700	3,115,827
		5,520,508
Machinery - 6.3%
CNH Global NV (a)	70,900	2,814,021
Cummins, Inc.	49,100	4,325,710
Flowserve Corp.	26,300	2,630,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	99,300	$ 3,903,483
WABCO Holdings, Inc. (a)	64,500	2,994,090
		16,667,304
TOTAL INDUSTRIALS		39,444,145
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	123,300	3,993,687
Riverbed Technology, Inc. (a)	23,000	1,323,420
		5,317,107
Computers & Peripherals - 2.2%
NetApp, Inc. (a)	83,000	4,419,750
SanDisk Corp. (a)	34,700	1,304,026
		5,723,776
Electronic Equipment & Components - 2.0%
Avnet, Inc. (a)	80,100	2,385,378
Digital Ally, Inc. (a)	569,596	1,076,536
Maxwell Technologies, Inc. (a)(d)	109,600	1,777,712
		5,239,626
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	105,400	5,446,018
IT Services - 0.9%
Paychex, Inc.	90,000	2,493,000
Semiconductors & Semiconductor Equipment - 4.8%
ASM International NV unit (a)	64,300	1,642,865
ASML Holding NV	95,500	3,169,645
Ceva, Inc. (a)	9,500	175,845
Marvell Technology Group Ltd. (a)	234,900	4,535,919
Teradyne, Inc. (a)	274,900	3,089,876
		12,614,150
Software - 8.0%
ANSYS, Inc. (a)	77,000	3,484,250
Autodesk, Inc. (a)	40,000	1,447,200
Autonomy Corp. PLC (a)	276,200	6,469,552
Fortinet, Inc.	47,100	1,413,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	105,800	$ 4,305,002
Nuance Communications, Inc. (a)	251,100	3,944,781
		21,063,785
TOTAL INFORMATION TECHNOLOGY		57,897,462
MATERIALS - 7.3%
Chemicals - 6.9%
CF Industries Holdings, Inc.	77,000	9,434,810
Ecolab, Inc.	52,100	2,569,572
Intrepid Potash, Inc. (a)(d)	92,000	3,158,360
The Mosaic Co.	40,500	2,962,980
		18,125,722
Metals & Mining - 0.4%
Vallar PLC	77,800	1,143,639
TOTAL MATERIALS		19,269,361
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
NII Holdings, Inc. (a)	88,200	3,687,642
TOTAL COMMON STOCKS (Cost $225,287,573)		253,107,847
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Porsche Automobil Holding SE (Cost $2,349,243)	49,900	2,556,189
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	5,214,789	$ 5,214,789
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	11,323,875	11,323,875
TOTAL MONEY MARKET FUNDS (Cost $16,538,664)		16,538,664
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $244,175,480)		272,202,700
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(9,554,035)
NET ASSETS - 100%		$ 262,648,665
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,547
Fidelity Securities Lending Cash Central Fund	70,720
Total	$ 79,267
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $244,644,421. Net unrealized appreciation aggregated $27,558,279, of which $38,373,446 related to appreciated investment securities and $10,815,167 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

October 31, 2010

1.809074.106

MCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.2%
Autoliv, Inc.	93,100	$ 6,638,030
TRW Automotive Holdings Corp. (a)	158,500	7,241,865
		13,879,895
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	98,700	4,511,577
Wyndham Worldwide Corp.	228,700	6,575,125
		11,086,702
Media - 1.2%
Virgin Media, Inc.	303,400	7,715,462
Multiline Retail - 1.8%
Big Lots, Inc. (a)	94,300	2,958,191
Macy's, Inc.	346,000	8,179,440
		11,137,631
Specialty Retail - 2.0%
GameStop Corp. Class A (a)(d)	201,300	3,957,558
RadioShack Corp. (d)	188,900	3,802,557
Signet Jewelers Ltd. (a)	128,700	4,527,666
		12,287,781
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc. (a)	118,400	2,936,320
Phillips-Van Heusen Corp.	100,100	6,140,134
		9,076,454
TOTAL CONSUMER DISCRETIONARY		65,183,925
CONSUMER STAPLES - 6.8%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	171,100	4,108,111
Constellation Brands, Inc. Class A (sub. vtg.) (a)	285,600	5,634,888
Dr Pepper Snapple Group, Inc.	185,100	6,765,405
Molson Coors Brewing Co. Class B	106,200	5,015,826
		21,524,230
Food & Staples Retailing - 0.5%
Kroger Co.	142,900	3,143,800
Food Products - 2.4%
Del Monte Foods Co.	275,900	3,956,406
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	229,100	$ 3,837,425
The J.M. Smucker Co.	113,800	7,315,064
		15,108,895
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	97,700	2,989,620
TOTAL CONSUMER STAPLES		42,766,545
ENERGY - 11.1%
Energy Equipment & Services - 5.6%
Atwood Oceanics, Inc. (a)	116,900	3,800,419
Dresser-Rand Group, Inc. (a)	167,800	5,742,116
Noble Corp.	179,800	6,208,494
Oil States International, Inc. (a)	149,700	7,652,664
Rowan Companies, Inc. (a)	178,100	5,859,490
Superior Energy Services, Inc. (a)	203,400	5,617,908
		34,881,091
Oil, Gas & Consumable Fuels - 5.5%
Cimarex Energy Co.	89,600	6,876,800
Murphy Oil Corp.	128,600	8,379,576
Southern Union Co.	158,600	3,985,618
Sunoco, Inc.	204,900	7,677,603
Whiting Petroleum Corp. (a)	77,500	7,784,100
		34,703,697
TOTAL ENERGY		69,584,788
FINANCIALS - 28.9%
Commercial Banks - 6.6%
City National Corp.	131,100	6,760,827
Comerica, Inc.	145,700	5,213,146
KeyCorp	1,056,400	8,651,916
M&T Bank Corp. rights 11/30/10 (a)	24,000	1,791,120
Regions Financial Corp.	1,395,900	8,794,170
SunTrust Banks, Inc.	411,500	10,295,730
		41,506,909
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.9%
Discover Financial Services	542,900	$ 9,582,185
SLM Corp. (a)	691,700	8,231,230
		17,813,415
Insurance - 9.6%
Assurant, Inc.	111,600	4,412,664
Axis Capital Holdings Ltd.	211,000	7,176,110
CNO Financial Group, Inc. (a)	1,141,800	6,211,392
Delphi Financial Group, Inc. Class A	244,900	6,629,443
Endurance Specialty Holdings Ltd.	116,625	4,828,275
Genworth Financial, Inc. Class A (a)	444,400	5,039,496
Lincoln National Corp.	350,600	8,582,688
Unum Group	393,100	8,813,302
XL Capital Ltd. Class A	395,300	8,360,595
		60,053,965
Real Estate Investment Trusts - 9.1%
AvalonBay Communities, Inc.	53,700	5,708,847
Colonial Properties Trust (SBI)	345,400	6,193,022
Host Hotels & Resorts, Inc.	410,100	6,516,489
ProLogis Trust	98,000	1,337,700
SL Green Realty Corp.	116,200	7,636,664
The Macerich Co.	113,134	5,046,908
Ventas, Inc.	158,600	8,494,616
Vornado Realty Trust	117,400	10,259,586
Weyerhaeuser Co.	363,100	5,889,482
		57,083,314
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	249,300	4,574,655
TOTAL FINANCIALS		181,032,258
HEALTH CARE - 5.4%
Biotechnology - 0.8%
Cephalon, Inc. (a)	71,700	4,763,748
Health Care Equipment & Supplies - 1.5%
Cooper Companies, Inc.	75,200	3,710,368
Hill-Rom Holdings, Inc.	49,700	1,925,875
Kinetic Concepts, Inc. (a)	102,700	3,905,681
		9,541,924
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.1%
CIGNA Corp.	173,500	$ 6,105,465
Humana, Inc. (a)	117,500	6,849,075
		12,954,540
Pharmaceuticals - 1.0%
Watson Pharmaceuticals, Inc. (a)	140,600	6,558,990
TOTAL HEALTH CARE		33,819,202
INDUSTRIALS - 10.4%
Aerospace & Defense - 0.9%
Goodrich Corp.	68,700	5,638,209
Airlines - 1.1%
United Continental Holdings, Inc. (a)	236,050	6,854,892
Construction & Engineering - 2.0%
Fluor Corp.	144,800	6,977,912
KBR, Inc.	233,300	5,925,820
		12,903,732
Electrical Equipment - 0.9%
General Cable Corp. (a)	193,400	5,403,596
Industrial Conglomerates - 0.9%
Textron, Inc.	275,300	5,731,746
Machinery - 4.0%
Cummins, Inc.	70,400	6,202,240
Ingersoll-Rand Co. Ltd.	74,600	2,932,526
Navistar International Corp. (a)	127,900	6,162,222
Oshkosh Co. (a)	107,700	3,178,227
Timken Co.	160,300	6,639,626
		25,114,841
Professional Services - 0.6%
Towers Watson & Co.	72,900	3,748,518
TOTAL INDUSTRIALS		65,395,534
INFORMATION TECHNOLOGY - 7.2%
Computers & Peripherals - 3.2%
Lexmark International, Inc. Class A (a)	136,300	5,183,489
NCR Corp. (a)	224,800	3,084,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	124,300	$ 4,671,194
Western Digital Corp. (a)	224,100	7,175,682
		20,114,621
Electronic Equipment & Components - 0.7%
Vishay Intertechnology, Inc. (a)	412,800	4,664,640
Office Electronics - 1.7%
Xerox Corp.	889,600	10,408,320
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	745,300	6,163,631
Software - 0.6%
CA, Inc.	170,300	3,952,663
TOTAL INFORMATION TECHNOLOGY		45,303,875
MATERIALS - 5.5%
Chemicals - 3.8%
Ashland, Inc.	116,200	5,999,406
Ferro Corp. (a)	226,600	3,108,952
Huntsman Corp.	430,900	5,967,965
Solutia, Inc. (a)	277,419	5,024,058
W.R. Grace & Co. (a)	106,200	3,404,772
		23,505,153
Containers & Packaging - 1.0%
Ball Corp.	100,500	6,468,180
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	69,700	4,544,440
TOTAL MATERIALS		34,517,773
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	1,064,700	7,027,020
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. (a)	348,500	3,627,885
TOTAL TELECOMMUNICATION SERVICES		10,654,905
Common Stocks - continued
	Shares	Value
UTILITIES - 12.2%
Electric Utilities - 2.8%
Great Plains Energy, Inc.	372,100	$ 7,081,063
PPL Corp.	387,100	10,412,990
		17,494,053
Gas Utilities - 2.1%
Questar Corp.	331,800	5,630,646
UGI Corp.	251,600	7,570,644
		13,201,290
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	481,800	5,752,692
Multi-Utilities - 6.4%
Alliant Energy Corp.	212,200	7,751,666
CMS Energy Corp.	416,300	7,651,594
Integrys Energy Group, Inc.	143,900	7,654,041
Sempra Energy	198,000	10,589,040
TECO Energy, Inc.	342,300	6,021,057
		39,667,398
TOTAL UTILITIES		76,115,433
TOTAL COMMON STOCKS (Cost $547,977,037)		624,374,238
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.23% (b)	6,084,714	6,084,714
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	6,036,000	6,036,000
TOTAL MONEY MARKET FUNDS (Cost $12,120,714)		12,120,714
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $560,097,751)		636,494,952
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(9,441,188)
NET ASSETS - 100%		$ 627,053,764
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,391
Fidelity Securities Lending Cash Central Fund	10,736
Total	$ 16,127
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 65,183,925	$ 65,183,925	$ -	$ -
Consumer Staples	42,766,545	42,766,545	-	-
Energy	69,584,788	69,584,788	-	-
Financials	181,032,258	179,241,138	1,791,120	-
Health Care	33,819,202	33,819,202	-	-
Industrials	65,395,534	65,395,534	-	-
Information Technology	45,303,875	45,303,875	-	-
Materials	34,517,773	34,517,773	-	-
Telecommunication Services	10,654,905	10,654,905	-	-
Utilities	76,115,433	76,115,433	-	-
Money Market Funds	12,120,714	12,120,714	-	-
Total Investments in Securities:	$ 636,494,952	$ 634,703,832	$ 1,791,120	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $561,842,448. Net unrealized appreciation aggregated $74,652,504, of which $85,276,542 related to appreciated investment securities and $10,624,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.859109.103

AMCV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.2%
Autoliv, Inc.	93,100	$ 6,638,030
TRW Automotive Holdings Corp. (a)	158,500	7,241,865
		13,879,895
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	98,700	4,511,577
Wyndham Worldwide Corp.	228,700	6,575,125
		11,086,702
Media - 1.2%
Virgin Media, Inc.	303,400	7,715,462
Multiline Retail - 1.8%
Big Lots, Inc. (a)	94,300	2,958,191
Macy's, Inc.	346,000	8,179,440
		11,137,631
Specialty Retail - 2.0%
GameStop Corp. Class A (a)(d)	201,300	3,957,558
RadioShack Corp. (d)	188,900	3,802,557
Signet Jewelers Ltd. (a)	128,700	4,527,666
		12,287,781
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc. (a)	118,400	2,936,320
Phillips-Van Heusen Corp.	100,100	6,140,134
		9,076,454
TOTAL CONSUMER DISCRETIONARY		65,183,925
CONSUMER STAPLES - 6.8%
Beverages - 3.4%
Coca-Cola Enterprises, Inc.	171,100	4,108,111
Constellation Brands, Inc. Class A (sub. vtg.) (a)	285,600	5,634,888
Dr Pepper Snapple Group, Inc.	185,100	6,765,405
Molson Coors Brewing Co. Class B	106,200	5,015,826
		21,524,230
Food & Staples Retailing - 0.5%
Kroger Co.	142,900	3,143,800
Food Products - 2.4%
Del Monte Foods Co.	275,900	3,956,406
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	229,100	$ 3,837,425
The J.M. Smucker Co.	113,800	7,315,064
		15,108,895
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	97,700	2,989,620
TOTAL CONSUMER STAPLES		42,766,545
ENERGY - 11.1%
Energy Equipment & Services - 5.6%
Atwood Oceanics, Inc. (a)	116,900	3,800,419
Dresser-Rand Group, Inc. (a)	167,800	5,742,116
Noble Corp.	179,800	6,208,494
Oil States International, Inc. (a)	149,700	7,652,664
Rowan Companies, Inc. (a)	178,100	5,859,490
Superior Energy Services, Inc. (a)	203,400	5,617,908
		34,881,091
Oil, Gas & Consumable Fuels - 5.5%
Cimarex Energy Co.	89,600	6,876,800
Murphy Oil Corp.	128,600	8,379,576
Southern Union Co.	158,600	3,985,618
Sunoco, Inc.	204,900	7,677,603
Whiting Petroleum Corp. (a)	77,500	7,784,100
		34,703,697
TOTAL ENERGY		69,584,788
FINANCIALS - 28.9%
Commercial Banks - 6.6%
City National Corp.	131,100	6,760,827
Comerica, Inc.	145,700	5,213,146
KeyCorp	1,056,400	8,651,916
M&T Bank Corp. rights 11/30/10 (a)	24,000	1,791,120
Regions Financial Corp.	1,395,900	8,794,170
SunTrust Banks, Inc.	411,500	10,295,730
		41,506,909
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 2.9%
Discover Financial Services	542,900	$ 9,582,185
SLM Corp. (a)	691,700	8,231,230
		17,813,415
Insurance - 9.6%
Assurant, Inc.	111,600	4,412,664
Axis Capital Holdings Ltd.	211,000	7,176,110
CNO Financial Group, Inc. (a)	1,141,800	6,211,392
Delphi Financial Group, Inc. Class A	244,900	6,629,443
Endurance Specialty Holdings Ltd.	116,625	4,828,275
Genworth Financial, Inc. Class A (a)	444,400	5,039,496
Lincoln National Corp.	350,600	8,582,688
Unum Group	393,100	8,813,302
XL Capital Ltd. Class A	395,300	8,360,595
		60,053,965
Real Estate Investment Trusts - 9.1%
AvalonBay Communities, Inc.	53,700	5,708,847
Colonial Properties Trust (SBI)	345,400	6,193,022
Host Hotels & Resorts, Inc.	410,100	6,516,489
ProLogis Trust	98,000	1,337,700
SL Green Realty Corp.	116,200	7,636,664
The Macerich Co.	113,134	5,046,908
Ventas, Inc.	158,600	8,494,616
Vornado Realty Trust	117,400	10,259,586
Weyerhaeuser Co.	363,100	5,889,482
		57,083,314
Real Estate Management & Development - 0.7%
CB Richard Ellis Group, Inc. Class A (a)	249,300	4,574,655
TOTAL FINANCIALS		181,032,258
HEALTH CARE - 5.4%
Biotechnology - 0.8%
Cephalon, Inc. (a)	71,700	4,763,748
Health Care Equipment & Supplies - 1.5%
Cooper Companies, Inc.	75,200	3,710,368
Hill-Rom Holdings, Inc.	49,700	1,925,875
Kinetic Concepts, Inc. (a)	102,700	3,905,681
		9,541,924
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.1%
CIGNA Corp.	173,500	$ 6,105,465
Humana, Inc. (a)	117,500	6,849,075
		12,954,540
Pharmaceuticals - 1.0%
Watson Pharmaceuticals, Inc. (a)	140,600	6,558,990
TOTAL HEALTH CARE		33,819,202
INDUSTRIALS - 10.4%
Aerospace & Defense - 0.9%
Goodrich Corp.	68,700	5,638,209
Airlines - 1.1%
United Continental Holdings, Inc. (a)	236,050	6,854,892
Construction & Engineering - 2.0%
Fluor Corp.	144,800	6,977,912
KBR, Inc.	233,300	5,925,820
		12,903,732
Electrical Equipment - 0.9%
General Cable Corp. (a)	193,400	5,403,596
Industrial Conglomerates - 0.9%
Textron, Inc.	275,300	5,731,746
Machinery - 4.0%
Cummins, Inc.	70,400	6,202,240
Ingersoll-Rand Co. Ltd.	74,600	2,932,526
Navistar International Corp. (a)	127,900	6,162,222
Oshkosh Co. (a)	107,700	3,178,227
Timken Co.	160,300	6,639,626
		25,114,841
Professional Services - 0.6%
Towers Watson & Co.	72,900	3,748,518
TOTAL INDUSTRIALS		65,395,534
INFORMATION TECHNOLOGY - 7.2%
Computers & Peripherals - 3.2%
Lexmark International, Inc. Class A (a)	136,300	5,183,489
NCR Corp. (a)	224,800	3,084,256
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	124,300	$ 4,671,194
Western Digital Corp. (a)	224,100	7,175,682
		20,114,621
Electronic Equipment & Components - 0.7%
Vishay Intertechnology, Inc. (a)	412,800	4,664,640
Office Electronics - 1.7%
Xerox Corp.	889,600	10,408,320
Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc. (a)	745,300	6,163,631
Software - 0.6%
CA, Inc.	170,300	3,952,663
TOTAL INFORMATION TECHNOLOGY		45,303,875
MATERIALS - 5.5%
Chemicals - 3.8%
Ashland, Inc.	116,200	5,999,406
Ferro Corp. (a)	226,600	3,108,952
Huntsman Corp.	430,900	5,967,965
Solutia, Inc. (a)	277,419	5,024,058
W.R. Grace & Co. (a)	106,200	3,404,772
		23,505,153
Containers & Packaging - 1.0%
Ball Corp.	100,500	6,468,180
Metals & Mining - 0.7%
Cliffs Natural Resources, Inc.	69,700	4,544,440
TOTAL MATERIALS		34,517,773
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Qwest Communications International, Inc.	1,064,700	7,027,020
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. (a)	348,500	3,627,885
TOTAL TELECOMMUNICATION SERVICES		10,654,905
Common Stocks - continued
	Shares	Value
UTILITIES - 12.2%
Electric Utilities - 2.8%
Great Plains Energy, Inc.	372,100	$ 7,081,063
PPL Corp.	387,100	10,412,990
		17,494,053
Gas Utilities - 2.1%
Questar Corp.	331,800	5,630,646
UGI Corp.	251,600	7,570,644
		13,201,290
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	481,800	5,752,692
Multi-Utilities - 6.4%
Alliant Energy Corp.	212,200	7,751,666
CMS Energy Corp.	416,300	7,651,594
Integrys Energy Group, Inc.	143,900	7,654,041
Sempra Energy	198,000	10,589,040
TECO Energy, Inc.	342,300	6,021,057
		39,667,398
TOTAL UTILITIES		76,115,433
TOTAL COMMON STOCKS (Cost $547,977,037)		624,374,238
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.23% (b)	6,084,714	6,084,714
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	6,036,000	6,036,000
TOTAL MONEY MARKET FUNDS (Cost $12,120,714)		12,120,714
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $560,097,751)		636,494,952
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(9,441,188)
NET ASSETS - 100%		$ 627,053,764
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,391
Fidelity Securities Lending Cash Central Fund	10,736
Total	$ 16,127
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 65,183,925	$ 65,183,925	$ -	$ -
Consumer Staples	42,766,545	42,766,545	-	-
Energy	69,584,788	69,584,788	-	-
Financials	181,032,258	179,241,138	1,791,120	-
Health Care	33,819,202	33,819,202	-	-
Industrials	65,395,534	65,395,534	-	-
Information Technology	45,303,875	45,303,875	-	-
Materials	34,517,773	34,517,773	-	-
Telecommunication Services	10,654,905	10,654,905	-	-
Utilities	76,115,433	76,115,433	-	-
Money Market Funds	12,120,714	12,120,714	-	-
Total Investments in Securities:	$ 636,494,952	$ 634,703,832	$ 1,791,120	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $561,842,448. Net unrealized appreciation aggregated $74,652,504, of which $85,276,542 related to appreciated investment securities and $10,624,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund -
Series All-Sector Equity
Class F

October 31, 2010

1.884778.102

ASE-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.4%
Johnson Controls, Inc.	890,300	$ 31,267,336
TRW Automotive Holdings Corp. (a)	225,623	10,308,715
		41,576,051
Automobiles - 0.5%
BYD Co. Ltd. (H Shares) (d)	1,083,500	6,604,790
Ford Motor Co. (a)	3,186,535	45,025,740
		51,630,530
Distributors - 0.1%
Li & Fung Ltd.	2,081,000	10,993,962
Hotels, Restaurants & Leisure - 1.3%
Bravo Brio Restaurant Group, Inc.	159,653	2,873,754
Darden Restaurants, Inc.	457,100	20,894,041
Las Vegas Sands Corp. (a)	251,600	11,543,408
Marriott International, Inc. Class A	548,239	20,312,255
McDonald's Corp.	394,200	30,656,934
Royal Caribbean Cruises Ltd. (a)	267,000	10,557,180
Starwood Hotels & Resorts Worldwide, Inc.	483,200	26,160,448
		122,998,020
Household Durables - 0.7%
D.R. Horton, Inc.	861,097	8,989,853
Garmin Ltd.	351,542	11,544,639
M.D.C. Holdings, Inc.	306,120	7,882,590
Stanley Black & Decker, Inc.	418,299	25,921,989
Whirlpool Corp.	222,100	16,841,843
		71,180,914
Internet & Catalog Retail - 0.3%
Expedia, Inc.	754,900	21,854,355
Rakuten, Inc.	7,316	5,636,784
		27,491,139
Leisure Equipment & Products - 0.1%
Brunswick Corp.	350,397	5,543,281
Eastman Kodak Co. (a)(d)	1,557,100	7,333,941
		12,877,222
Media - 3.7%
Comcast Corp. Class A	3,076,800	63,320,544
DIRECTV (a)	1,241,300	53,946,898
DreamWorks Animation SKG, Inc. Class A (a)	283,240	9,998,372
Lamar Advertising Co. Class A (a)	106,682	3,626,121
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Legend Pictures Holdings LLC unit (g)	3,706	$ 2,779,500
Liberty Global, Inc. Class A (a)(d)	406,305	15,354,266
Naspers Ltd. Class N	147,900	7,765,909
The Walt Disney Co.	2,198,390	79,383,863
Time Warner Cable, Inc.	594,633	34,411,412
Time Warner, Inc.	1,660,131	53,970,859
Viacom, Inc. Class B (non-vtg.)	1,019,200	39,330,928
		363,888,672
Multiline Retail - 0.8%
Nordstrom, Inc.	620,317	23,888,408
Target Corp.	981,100	50,958,334
		74,846,742
Specialty Retail - 1.9%
Best Buy Co., Inc.	577,861	24,836,466
Hengdeli Holdings Ltd.	12,624,000	7,003,154
Home Depot, Inc.	2,008,300	62,016,304
Lowe's Companies, Inc.	2,047,500	43,673,175
Sally Beauty Holdings, Inc. (a)	1,009,176	12,281,672
Staples, Inc.	99,008	2,026,694
TJX Companies, Inc.	583,800	26,790,582
Urban Outfitters, Inc. (a)	331,800	10,209,486
		188,837,533
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	83,053	13,012,517
Ports Design Ltd.	579,500	1,402,538
Trinity Ltd.	5,214,000	5,213,159
		19,628,214
TOTAL CONSUMER DISCRETIONARY		985,948,999
CONSUMER STAPLES - 10.6%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	423,382	26,530,789
Coca-Cola Bottling Co. Consolidated	103,540	5,520,753
Coca-Cola FEMSA SAB de CV sponsored ADR	66,353	5,273,073
Coca-Cola Icecek AS	219,464	2,815,407
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	41,142	5,728,612
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,521,847	30,026,041
Diageo PLC sponsored ADR	423,152	31,313,248
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Embotelladora Andina SA sponsored ADR (d)	184,597	$ 5,405,000
Molson Coors Brewing Co. Class B	692,509	32,707,200
PepsiCo, Inc.	686,082	44,801,155
The Coca-Cola Co.	2,714,614	166,460,130
		356,581,408
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)	146,064	6,095,251
CVS Caremark Corp.	1,780,432	53,626,612
Kroger Co.	1,403,273	30,872,006
Safeway, Inc.	759,465	17,391,749
Susser Holdings Corp. (a)	73,796	1,008,791
United Natural Foods, Inc. (a)	77,940	2,787,134
Wal-Mart Stores, Inc.	740,683	40,122,798
Walgreen Co.	1,427,787	48,373,424
		200,277,765
Food Products - 1.1%
Archer Daniels Midland Co.	572,962	19,091,094
Bunge Ltd.	135,438	8,135,761
Dean Foods Co. (a)	953,483	9,916,223
Green Mountain Coffee Roasters, Inc. (a)	474,373	15,649,565
Nestle SA	475,571	26,040,816
Unilever NV unit	955,761	28,376,544
Viterra, Inc. (a)	296,100	2,836,452
		110,046,455
Household Products - 2.3%
Colgate-Palmolive Co.	735,346	56,709,884
Procter & Gamble Co.	2,697,896	171,505,249
		228,215,133
Personal Products - 0.3%
Avon Products, Inc.	829,574	25,260,528
Tobacco - 1.3%
Altria Group, Inc.	1,054,341	26,801,348
British American Tobacco PLC sponsored ADR	747,175	56,957,150
Philip Morris International, Inc.	718,724	42,045,354
Souza Cruz Industria Comerico	52,200	2,682,108
		128,485,960
TOTAL CONSUMER STAPLES		1,048,867,249
Common Stocks - continued
	Shares	Value
ENERGY - 10.8%
Energy Equipment & Services - 2.9%
Aker Solutions ASA	131,100	$ 1,995,822
Baker Hughes, Inc.	1,638,434	75,908,647
Cameron International Corp. (a)	244,618	10,702,038
Dresser-Rand Group, Inc. (a)	55,082	1,884,906
Ensco International Ltd. ADR	400,645	18,565,889
Halliburton Co.	2,758,003	87,869,976
National Oilwell Varco, Inc.	196,424	10,559,754
Newpark Resources, Inc. (a)	25,700	151,116
Noble Corp.	756,757	26,130,819
Oceaneering International, Inc. (a)	181,675	11,240,232
Pride International, Inc. (a)	117,037	3,548,562
Saipem SpA	217,707	9,672,504
Schlumberger Ltd.	176,026	12,302,457
Transocean Ltd. (a)	240,992	15,269,253
Vantage Drilling Co. (a)	1,058,100	1,819,932
Weatherford International Ltd. (a)	22,156	372,442
		287,994,349
Oil, Gas & Consumable Fuels - 7.9%
Alpha Natural Resources, Inc. (a)	423,800	19,143,046
Anadarko Petroleum Corp.	379,598	23,371,849
Apache Corp.	532,829	53,826,386
BG Group PLC	439,323	8,555,435
BP PLC	643,600	4,374,111
BP PLC sponsored ADR	770,169	31,446,000
Chesapeake Energy Corp.	477,083	10,352,701
Chevron Corp.	1,208,101	99,801,224
Cimarex Energy Co.	165,555	12,706,346
Concho Resources, Inc. (a)	169,254	11,622,672
Concho Resources, Inc. (a)(g)	86,347	5,336,504
Denbury Resources, Inc. (a)	1,661,799	28,283,819
EXCO Resources, Inc.	151,700	2,249,711
Exxon Mobil Corp.	1,515,704	100,748,845
Falkland Oil & Gas Ltd. (a)	677,900	1,113,250
Frontier Oil Corp.	321,700	4,262,525
Holly Corp.	327,168	10,708,209
Imperial Oil Ltd.	95,400	3,668,583
InterOil Corp. (a)(d)	89,900	6,399,082
Marathon Oil Corp.	1,246,667	44,343,945
Mariner Energy, Inc. (a)	107,900	2,688,868
Massey Energy Co.	250,300	10,530,121
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	279,896	$ 18,238,023
Niko Resources Ltd.	33,500	3,195,951
Occidental Petroleum Corp.	663,267	52,152,684
OPTI Canada, Inc. (a)	577,700	396,500
Peabody Energy Corp.	86,600	4,581,140
PetroBakken Energy Ltd. Class A	273,800	6,045,667
Petrobank Energy & Resources Ltd. (a)	431,797	17,184,665
Petrohawk Energy Corp. (a)	684,259	11,639,246
Rodinia Oil Corp.	330,500	567,090
Royal Dutch Shell PLC Class B ADR	1,156,100	74,360,352
Southwestern Energy Co. (a)	813,591	27,540,055
Suncor Energy, Inc.	114,100	3,656,033
Talisman Energy, Inc.	1,556,700	28,221,770
Whiting Petroleum Corp. (a)	268,486	26,966,734
Williams Companies, Inc.	248,200	5,341,264
		775,620,406
TOTAL ENERGY		1,063,614,755
FINANCIALS - 15.3%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	244,365	12,631,227
Charles Schwab Corp.	475,833	7,327,828
Credit Suisse Group	626,836	25,942,231
E*TRADE Financial Corp. (a)	972,149	13,901,731
Evercore Partners, Inc. Class A	119,300	3,621,948
Franklin Resources, Inc.	173,906	19,947,018
Invesco Ltd.	750,249	17,255,727
MF Global Holdings Ltd. (a)	1,057,600	8,281,008
Morgan Stanley	2,142,145	53,275,146
State Street Corp.	1,547,679	64,631,075
TD Ameritrade Holding Corp.	717,882	12,268,603
UBS AG (a)	1,046,690	17,775,273
		256,858,815
Commercial Banks - 4.4%
Banco do Brasil SA	713,000	13,872,737
Banco Macro SA sponsored ADR	111,800	5,573,230
BB&T Corp.	520,756	12,190,898
CIT Group, Inc. (a)	285,100	12,353,383
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	283,694	$ 10,150,571
DnB NOR ASA	540,064	7,410,637
Fifth Third Bancorp	246,987	3,102,157
FirstMerit Corp.	657,678	11,298,908
HDFC Bank Ltd.	126,777	6,534,939
Huntington Bancshares, Inc.	2,994,930	16,981,253
Industrial & Commercial Bank of China Ltd. (H Shares)	20,252,000	16,303,497
KeyCorp	1,560,941	12,784,107
M&T Bank Corp.	24,800	1,853,800
Marshall & Ilsley Corp.	1,709,417	10,102,654
PNC Financial Services Group, Inc.	562,280	30,306,892
PT Bank Rakyat Indonesia Tbk	4,925,000	6,281,952
Regions Financial Corp.	1,657,301	10,440,996
Standard Chartered PLC:
rights 11/5/10 (a)	46,879	394,688
(United Kingdom)	424,628	12,283,137
SunTrust Banks, Inc.	1,141,391	28,557,603
Turkiye Garanti Bankasi AS	2,161,000	13,258,593
U.S. Bancorp, Delaware	2,644,844	63,952,328
Wells Fargo & Co.	5,076,409	132,392,747
		438,381,707
Consumer Finance - 0.6%
Capital One Financial Corp.	906,068	33,769,154
Discover Financial Services	1,475,459	26,041,851
Promise Co. Ltd. (d)	412,050	1,725,623
		61,536,628
Diversified Financial Services - 4.1%
African Bank Investments Ltd.	2,661,848	13,656,836
Citigroup, Inc. (a)	39,164,594	163,316,357
ING Groep NV (Certificaten Van Aandelen) unit (a)	734,800	7,859,424
IntercontinentalExchange, Inc. (a)	209,579	24,074,340
JPMorgan Chase & Co.	4,909,032	184,726,874
NBH Holdings Corp. Class A (a)(e)	361,500	7,049,250
		400,683,081
Insurance - 2.1%
Allstate Corp.	703,208	21,440,812
Aon Corp.	452,491	17,986,517
CNO Financial Group, Inc. (a)	2,167,173	11,789,421
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,300	11,985,162
Genworth Financial, Inc. Class A (a)	535,262	6,069,871
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	820,467	$ 20,495,266
MetLife, Inc.	2,331,827	94,042,583
Protective Life Corp.	292,500	7,011,225
Unum Group	747,200	16,752,224
		207,573,081
Real Estate Investment Trusts - 1.0%
ProLogis Trust	2,740,199	37,403,716
Public Storage	205,620	20,401,616
The Macerich Co.	421,400	18,798,654
U-Store-It Trust	830,079	7,146,980
Weyerhaeuser Co.	826,747	13,409,836
		97,160,802
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	1,583,000	15,120,944
Indiabulls Real Estate Ltd. (a)	3,250,946	14,037,926
		29,158,870
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	424,286	6,582,775
Ocwen Financial Corp. (a)	1,183,317	10,212,026
People's United Financial, Inc.	496,000	6,105,760
		22,900,561
TOTAL FINANCIALS		1,514,253,545
HEALTH CARE - 10.5%
Biotechnology - 1.9%
Acorda Therapeutics, Inc. (a)	26,692	721,752
AMAG Pharmaceuticals, Inc. (a)	73,240	1,165,248
Amgen, Inc. (a)	422,406	24,157,399
AVEO Pharmaceuticals, Inc.	300,800	4,572,160
AVEO Pharmaceuticals, Inc. (g)	61,752	844,212
Biogen Idec, Inc. (a)	555,965	34,864,565
BioMarin Pharmaceutical, Inc. (a)	617,578	16,155,840
Genzyme Corp. (a)	463,321	33,419,344
Gilead Sciences, Inc. (a)	1,616,026	64,107,751
Human Genome Sciences, Inc. (a)	179,042	4,812,649
		184,820,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.5%
American Medical Systems Holdings, Inc. (a)	380,857	$ 7,693,311
C. R. Bard, Inc.	293,326	24,381,257
Cooper Companies, Inc.	222,500	10,978,150
Covidien PLC	905,723	36,111,176
Edwards Lifesciences Corp. (a)	482,552	30,839,898
Mako Surgical Corp. (a)	596,325	6,428,384
Microport Scientific Corp.	1,402,000	1,428,905
Quidel Corp. (a)(d)	663,379	7,668,661
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,020,000	5,355,394
William Demant Holding AS (a)	188,044	14,095,142
		144,980,278
Health Care Providers & Services - 2.5%
CIGNA Corp.	727,036	25,584,397
Diagnosticos da America SA	582,800	7,194,216
Express Scripts, Inc. (a)	590,016	28,627,576
Fresenius Medical Care AG & Co. KGaA	155,050	9,874,618
Henry Schein, Inc. (a)	634,287	35,615,215
McKesson Corp.	510,275	33,667,945
Medco Health Solutions, Inc. (a)	769,230	40,407,652
UnitedHealth Group, Inc.	1,761,202	63,491,332
		244,462,951
Health Care Technology - 0.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	228,305	4,358,342
Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc. (a)(d)	235,244	7,708,946
Covance, Inc. (a)	177,200	8,326,628
Illumina, Inc. (a)	388,492	21,099,001
Lonza Group AG	130,120	11,388,061
		48,522,636
Pharmaceuticals - 4.1%
Abbott Laboratories	401,377	20,598,668
Allergan, Inc.	438,499	31,751,713
GlaxoSmithKline PLC sponsored ADR	329,000	12,844,160
Johnson & Johnson	512,869	32,654,369
Lupin Ltd.	522,954	5,171,139
Merck & Co., Inc.	3,453,099	125,278,432
Novo Nordisk AS Series B	268,516	28,189,422
Pfizer, Inc.	5,268,642	91,674,371
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Shire PLC sponsored ADR	387,267	$ 27,147,417
Valeant Pharmaceuticals International, Inc.	1,090,295	30,167,786
		405,477,477
TOTAL HEALTH CARE		1,032,622,604
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.3%
Goodrich Corp.	510,378	41,886,722
Precision Castparts Corp.	357,067	48,768,211
The Boeing Co.	899,136	63,514,967
United Technologies Corp.	1,017,165	76,053,427
		230,223,327
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	217,700	15,343,496
Airlines - 0.2%
Southwest Airlines Co.	1,492,680	20,539,277
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	215,102	8,980,509
Owens Corning (a)	348,629	9,426,928
		18,407,437
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	624,163	18,606,299
Stericycle, Inc. (a)	325,706	23,366,148
		41,972,447
Construction & Engineering - 0.2%
Fluor Corp.	412,914	19,898,326
Electrical Equipment - 1.2%
Cooper Industries PLC Class A	533,105	27,945,364
Emerson Electric Co.	991,477	54,432,087
Regal-Beloit Corp.	459,074	26,493,161
Saft Groupe SA	203,395	7,768,734
		116,639,346
Industrial Conglomerates - 1.9%
General Electric Co.	9,818,084	157,285,706
Textron, Inc.	1,251,760	26,061,643
Tyco International Ltd.	180,412	6,906,171
		190,253,520
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.8%
Caterpillar, Inc.	1,008,912	$ 79,300,483
Cummins, Inc.	571,655	50,362,806
Danaher Corp.	1,183,000	51,294,880
Deere & Co.	284,893	21,879,782
Dover Corp.	288,300	15,308,730
Ingersoll-Rand Co. Ltd.	469,100	18,440,321
Navistar International Corp. (a)	494,903	23,844,427
NSK Ltd.	658,000	4,974,773
Vallourec SA	80,990	8,403,557
		273,809,759
Road & Rail - 1.4%
CSX Corp.	1,016,700	62,476,215
Union Pacific Corp.	893,783	78,366,893
		140,843,108
TOTAL INDUSTRIALS		1,067,930,043
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.5%
Aruba Networks, Inc. (a)(d)	462,021	10,122,880
Meru Networks, Inc. (a)(d)	498,647	7,559,489
QUALCOMM, Inc.	2,675,899	120,763,322
ViaSat, Inc. (a)	145,723	5,999,416
		144,445,107
Computers & Peripherals - 5.1%
Apple, Inc. (a)	1,319,499	396,997,660
Dell, Inc. (a)	1,984,197	28,532,753
EMC Corp. (a)	923,107	19,394,478
Imagination Technologies Group PLC (a)	495,649	3,448,000
NetApp, Inc. (a)	460,709	24,532,754
SanDisk Corp. (a)	826,293	31,052,091
		503,957,736
Electronic Equipment & Components - 0.6%
Agilent Technologies, Inc. (a)	1,049,173	36,511,220
HLS Systems International Ltd. (a)	136,100	1,720,304
Wintek Corp. (a)	10,999,000	18,544,303
		56,775,827
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.3%
Akamai Technologies, Inc. (a)	301,470	$ 15,576,955
eBay, Inc. (a)	641,600	19,126,096
Google, Inc. Class A (a)	228,282	139,934,583
TPK Holdings Co.	14,000	231,008
WebMD Health Corp. (a)	1,007,227	52,657,828
		227,526,470
IT Services - 0.2%
CoreLogic, Inc. (a)	182,581	3,207,948
Visa, Inc. Class A	286,600	22,403,522
		25,611,470
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices, Inc. (a)	379,400	2,781,002
Analog Devices, Inc.	1,874,650	63,119,466
Applied Materials, Inc.	6,680,040	82,565,294
Applied Micro Circuits Corp. (a)	606,709	6,109,560
ASML Holding NV	3,453,802	114,631,688
ATMI, Inc. (a)	853,658	15,084,137
Broadcom Corp. Class A	1,556,375	63,406,718
Inotera Memories, Inc. (a)	33,646,470	16,490,673
Intersil Corp. Class A	1,797,298	23,526,631
KLA-Tencor Corp.	872,755	31,174,809
Lam Research Corp. (a)	1,337,299	61,234,921
Marvell Technology Group Ltd. (a)	2,832,481	54,695,208
Micron Technology, Inc. (a)	10,341,015	85,520,194
Nanya Technology Corp. (a)	13,630,000	8,172,211
Photronics, Inc. (a)	886,515	5,567,314
Powertech Technology, Inc.	2,700,000	8,910,309
Samsung Electronics Co. Ltd.	36,712	24,322,309
Skyworks Solutions, Inc. (a)	76,037	1,742,008
Varian Semiconductor Equipment Associates, Inc. (a)	1,255,102	41,004,182
		710,058,634
Software - 1.9%
CA, Inc.	340,000	7,891,400
Check Point Software Technologies Ltd. (a)	525,032	22,445,118
Citrix Systems, Inc. (a)	149,917	9,605,182
Microsoft Corp.	4,654,196	123,987,781
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	529,530	$ 8,318,916
Oracle Corp.	538,545	15,833,223
		188,081,620
TOTAL INFORMATION TECHNOLOGY		1,856,456,864
MATERIALS - 3.3%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	132,900	11,292,513
Albemarle Corp.	244,800	12,271,824
CF Industries Holdings, Inc.	102,976	12,617,649
Clariant AG (Reg.) (a)	403,470	6,820,481
Dow Chemical Co.	1,057,664	32,607,781
E.I. du Pont de Nemours & Co.	297,000	14,042,160
Ecolab, Inc.	178,300	8,793,756
LyondellBasell Industries NV:
Class A (a)	345,383	9,276,987
Class B (a)	88,092	2,368,794
Monsanto Co.	440,368	26,166,667
Praxair, Inc.	294,800	26,927,032
Solutia, Inc. (a)	689,000	12,477,790
The Mosaic Co.	181,146	13,252,641
Wacker Chemie AG	50,624	10,442,843
		199,358,918
Construction Materials - 0.0%
HeidelbergCement AG	72,539	3,793,619
Containers & Packaging - 0.3%
Ball Corp.	273,100	17,576,716
Owens-Illinois, Inc. (a)	247,138	6,927,278
		24,503,994
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	621,581	29,282,681
Carpenter Technology Corp.	195,624	6,975,952
Freeport-McMoRan Copper & Gold, Inc.	416,058	39,392,371
Globe Specialty Metals, Inc. (a)	95,000	1,476,300
Ivanhoe Mines Ltd. (a)	121,400	2,906,744
Pan American Silver Corp.	63,800	2,036,496
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	258,100	$ 10,801,485
Walter Energy, Inc.	79,755	7,015,250
		99,887,279
TOTAL MATERIALS		327,543,810
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.0%
Qwest Communications International, Inc.	17,246,543	113,827,184
Telefonica SA	115,680	3,125,178
Telefonica SA sponsored ADR	77,300	6,272,122
Verizon Communications, Inc.	2,171,965	70,523,704
		193,748,188
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	1,447,217	74,690,869
Clearwire Corp. Class A (a)	2,598,786	18,425,393
NII Holdings, Inc. (a)	101,047	4,224,775
Sprint Nextel Corp. (a)	4,056,101	16,711,136
Vivo Participacoes SA sponsored ADR	103,500	2,964,240
Vodafone Group PLC	3,759,600	10,275,973
Vodafone Group PLC sponsored ADR	115,800	3,185,658
		130,478,044
TOTAL TELECOMMUNICATION SERVICES		324,226,232
UTILITIES - 3.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	613,666	22,975,655
Edison International	608,643	22,458,927
NextEra Energy, Inc.	1,526,441	84,015,313
PPL Corp.	1,601,889	43,090,814
		172,540,709
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	656,270	7,835,864
Multi-Utilities - 1.7%
National Grid PLC	1,606,452	15,189,444
NiSource, Inc.	793,200	13,730,292
PG&E Corp.	1,081,927	51,737,749
Public Service Enterprise Group, Inc.	1,038,915	33,608,900
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	878,136	$ 46,962,713
Veolia Environnement	120,621	3,546,142
		164,775,240
TOTAL UTILITIES		345,151,813
TOTAL COMMON STOCKS (Cost $7,968,860,805)		9,566,615,914
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE	152,740	7,824,295
Volkswagen AG	106,868	16,059,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,025,052)		23,884,055
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.14% 11/4/10 to 11/26/10 (f) (Cost $19,598,462)	$ 19,600,000	19,598,668
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	312,651,994	$ 312,651,994
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	26,047,135	26,047,135
TOTAL MONEY MARKET FUNDS (Cost $338,699,129)		338,699,129
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $8,347,183,448)		9,948,797,766
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(75,412,621)
NET ASSETS - 100%		$ 9,873,385,145
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,336 CME E-mini S&P 500 Index Contracts	Dec. 2010	$ 78,803,960	$ 2,967,530
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,049,250 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,699,799.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,960,215 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 833,652
Concho Resources, Inc.	7/20/10	$ 3,911,520
Legend Pictures Holdings LLC unit	9/23/10	$ 2,779,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 391,483
Fidelity Securities Lending Cash Central Fund	697,662
Total	$ 1,089,145
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,009,833,054	$ 1,007,053,554	$ -	$ 2,779,500
Consumer Staples	1,048,867,249	1,048,867,249	-	-
Energy	1,063,614,755	1,053,904,140	9,710,615	-
Financials	1,514,253,545	1,449,092,428	58,111,867	7,049,250
Health Care	1,032,622,604	993,714,352	38,908,252	-
Industrials	1,067,930,043	1,062,955,270	4,974,773	-
Information Technology	1,856,456,864	1,856,456,864	-	-
Materials	327,543,810	327,543,810	-	-
Telecommunication Services	324,226,232	310,825,081	13,401,151	-
Utilities	345,151,813	326,416,227	18,735,586	-
U.S. Government and Government Agency Obligations	19,598,668	-	19,598,668	-
Money Market Funds	338,699,129	338,699,129	-	-
Total Investments in Securities:	$ 9,948,797,766	$ 9,775,528,104	$ 163,440,912	$ 9,828,750
Derivative Instruments:
Assets
Futures Contracts	$ 2,967,530	$ 2,967,530	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,230,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(180,750)
Cost of Purchases	2,779,500
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,828,750
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ (180,750)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $8,389,486,134. Net unrealized appreciation aggregated $1,559,311,632, of which $1,679,078,261 related to appreciated investment securities and $119,766,629 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Large Cap
Value Fund
Fidelity Series Large Cap Value Fund
Class F

October 31, 2010

1.884765.103

LPV-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	618,200	$ 28,245,558
Automobiles - 0.5%
Ford Motor Co. (a)	3,366,400	47,567,232
Hotels, Restaurants & Leisure - 0.3%
Wyndham Worldwide Corp.	1,002,292	28,815,895
Household Durables - 0.7%
D.R. Horton, Inc.	1,654,900	17,277,156
Garmin Ltd. (d)	1,311,505	43,069,824
		60,346,980
Media - 3.6%
Comcast Corp.:
Class A	3,410,500	70,188,090
Class A (special) (non-vtg.)	4,236,041	81,882,673
The Walt Disney Co.	222,500	8,034,475
Time Warner, Inc.	1,516,166	49,290,557
Viacom, Inc. Class B (non-vtg.)	1,607,977	62,051,832
Washington Post Co. Class B (d)	157,311	63,262,619
		334,710,246
Multiline Retail - 0.5%
Macy's, Inc.	1,833,700	43,348,668
Specialty Retail - 0.5%
Best Buy Co., Inc.	1,105,500	47,514,390
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp.	344,200	28,651,208
TOTAL CONSUMER DISCRETIONARY		619,200,177
CONSUMER STAPLES - 8.5%
Beverages - 2.3%
Dr Pepper Snapple Group, Inc.	967,700	35,369,435
Grupo Modelo SAB de CV Series C	21,947,100	122,898,785
Molson Coors Brewing Co. Class B	823,474	38,892,677
The Coca-Cola Co.	281,030	17,232,760
		214,393,657
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	1,698,401	51,155,838
Kroger Co.	1,560,900	34,339,800
		85,495,638
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.3%
Archer Daniels Midland Co.	1,504,700	$ 50,136,604
Dean Foods Co. (a)	4,002,658	41,627,643
Kraft Foods, Inc. Class A	1,275,400	41,157,158
Ralcorp Holdings, Inc. (a)	432,000	26,809,920
Smithfield Foods, Inc. (a)	1,346,104	22,547,242
The J.M. Smucker Co.	451,135	28,998,958
		211,277,525
Household Products - 2.2%
Energizer Holdings, Inc. (a)	542,900	40,598,062
Kimberly-Clark Corp.	730,000	46,238,200
Procter & Gamble Co.	1,802,313	114,573,037
		201,409,299
Tobacco - 0.8%
Altria Group, Inc.	1,578,100	40,115,302
Philip Morris International, Inc.	629,300	36,814,050
		76,929,352
TOTAL CONSUMER STAPLES		789,505,471
ENERGY - 13.2%
Energy Equipment & Services - 2.1%
Dresser-Rand Group, Inc. (a)	620,400	21,230,088
Halliburton Co.	708,200	22,563,252
National Oilwell Varco, Inc.	736,500	39,594,240
Noble Corp.	1,000,400	34,543,812
Transocean Ltd. (a)	1,193,173	75,599,441
		193,530,833
Oil, Gas & Consumable Fuels - 11.1%
Anadarko Petroleum Corp.	872,486	53,718,963
Apache Corp.	216,600	21,880,932
BP PLC sponsored ADR	2,654,846	108,397,362
Chevron Corp.	3,686,984	304,581,748
ConocoPhillips	1,808,755	107,440,047
Exxon Mobil Corp.	307,383	20,431,748
Marathon Oil Corp.	3,612,500	128,496,625
Massey Energy Co.	1,528,862	64,319,224
Occidental Petroleum Corp.	272,300	21,410,949
Suncor Energy, Inc.	1,401,160	44,896,469
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	3,465,781	$ 129,862,814
Total SA sponsored ADR	403,300	21,971,784
		1,027,408,665
TOTAL ENERGY		1,220,939,498
FINANCIALS - 24.9%
Capital Markets - 3.7%
Bank of New York Mellon Corp.	1,837,600	46,050,256
Goldman Sachs Group, Inc.	989,539	159,266,302
Invesco Ltd.	1,056,567	24,301,041
Morgan Stanley	1,272,300	31,642,101
Northern Trust Corp.	758,800	37,659,244
State Street Corp.	752,512	31,424,901
UBS AG (a)	435,952	7,403,497
		337,747,342
Commercial Banks - 4.5%
Aozora Bank Ltd.	7,000,000	11,743,507
KeyCorp	950,000	7,780,500
PNC Financial Services Group, Inc.	970,710	52,321,269
Regions Financial Corp.	4,128,500	26,009,550
Sumitomo Mitsui Financial Group, Inc.	1,693,300	50,541,187
SunTrust Banks, Inc.	1,583,900	39,629,178
Wells Fargo & Co.	8,828,206	230,239,612
		418,264,803
Consumer Finance - 0.8%
Capital One Financial Corp.	939,200	35,003,984
Discover Financial Services	1,919,500	33,879,175
		68,883,159
Diversified Financial Services - 6.7%
Bank of America Corp.	9,359,435	107,071,936
Citigroup, Inc. (a)	52,293,400	218,063,478
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,694,668	18,126,176
JPMorgan Chase & Co.	7,402,486	278,555,548
		621,817,138
Insurance - 7.5%
ACE Ltd.	969,200	57,589,864
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Allstate Corp.	1,812,100	$ 55,250,929
Berkshire Hathaway, Inc. Class B (a)	1,610,011	128,092,475
Everest Re Group Ltd.	353,808	29,818,938
First American Financial Corp.	2,323,734	32,625,225
Genworth Financial, Inc. Class A (a)	2,571,582	29,161,740
Lincoln National Corp.	3,376,100	82,646,928
MetLife, Inc.	2,606,800	105,132,244
RenaissanceRe Holdings Ltd.	398,142	23,992,037
The Travelers Companies, Inc.	148,000	8,169,600
Unum Group	1,762,100	39,506,282
XL Capital Ltd. Class A	4,932,959	104,332,083
		696,318,345
Real Estate Investment Trusts - 1.5%
AvalonBay Communities, Inc.	263,000	27,959,530
ProLogis Trust	774,855	10,576,771
SL Green Realty Corp.	396,400	26,051,408
Vornado Realty Trust	364,300	31,836,177
Weyerhaeuser Co.	2,840,337	46,070,266
		142,494,152
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,767,835	21,007,868
TOTAL FINANCIALS		2,306,532,807
HEALTH CARE - 12.9%
Biotechnology - 1.2%
Cephalon, Inc. (a)	604,000	40,129,760
Gilead Sciences, Inc. (a)	1,679,429	66,622,948
		106,752,708
Health Care Equipment & Supplies - 1.4%
CareFusion Corp. (a)	964,001	23,270,984
Cooper Companies, Inc.	708,200	34,942,588
Covidien PLC	569,400	22,701,978
Hill-Rom Holdings, Inc.	625,900	24,253,625
Zimmer Holdings, Inc. (a)	586,500	27,823,560
		132,992,735
Health Care Providers & Services - 1.3%
CIGNA Corp.	1,465,700	51,577,983
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	572,100	$ 33,347,709
UnitedHealth Group, Inc.	1,039,482	37,473,326
		122,399,018
Pharmaceuticals - 9.0%
Johnson & Johnson	3,055,600	194,550,052
Merck & Co., Inc.	5,856,750	212,482,890
Pfizer, Inc.	22,655,471	394,205,196
Watson Pharmaceuticals, Inc. (a)	795,800	37,124,070
		838,362,208
TOTAL HEALTH CARE		1,200,506,669
INDUSTRIALS - 8.9%
Aerospace & Defense - 1.2%
Raytheon Co.	1,295,600	59,701,248
United Technologies Corp.	657,700	49,176,229
		108,877,477
Airlines - 0.4%
United Continental Holdings, Inc. (a)	1,264,345	36,716,579
Building Products - 0.2%
Armstrong World Industries, Inc. (a)	488,730	20,404,478
Commercial Services & Supplies - 0.3%
Republic Services, Inc.	906,400	27,019,784
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	1,286,590	49,675,240
KBR, Inc.	2,806,845	71,293,863
		120,969,103
Industrial Conglomerates - 3.4%
General Electric Co.	12,570,585	201,380,772
Siemens AG sponsored ADR	205,500	23,490,705
Textron, Inc.	4,521,445	94,136,485
		319,007,962
Machinery - 1.6%
Cummins, Inc.	255,600	22,518,360
Ingersoll-Rand Co. Ltd.	765,900	30,107,529
Navistar International Corp. (a)	1,213,300	58,456,794
Timken Co.	807,200	33,434,224
		144,516,907
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.5%
CSX Corp.	723,000	$ 44,428,350
TOTAL INDUSTRIALS		821,940,640
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	9,353,326	74,826,608
Computers & Peripherals - 3.6%
Dell, Inc. (a)	2,186,000	31,434,680
Hewlett-Packard Co.	1,094,300	46,026,258
Lexmark International, Inc. Class A (a)	668,000	25,404,040
Seagate Technology (a)	9,993,091	146,398,783
Western Digital Corp. (a)	2,510,215	80,377,084
		329,640,845
Electronic Equipment & Components - 0.9%
Avnet, Inc. (a)	2,581,384	76,873,616
Corning, Inc.	600,000	10,968,000
		87,841,616
Internet Software & Services - 0.5%
eBay, Inc. (a)	1,573,200	46,897,092
IT Services - 0.4%
CoreLogic, Inc. (a)	1,007,600	17,703,532
International Business Machines Corp.	160,700	23,076,520
		40,780,052
Office Electronics - 1.4%
Xerox Corp.	11,199,313	131,031,962
Semiconductors & Semiconductor Equipment - 0.7%
MEMC Electronic Materials, Inc. (a)	1,724,761	22,111,436
Micron Technology, Inc. (a)	5,014,849	41,472,801
		63,584,237
Software - 1.1%
CA, Inc.	1,215,200	28,204,792
Microsoft Corp.	2,770,125	73,796,130
		102,000,922
TOTAL INFORMATION TECHNOLOGY		876,603,334
Common Stocks - continued
	Shares	Value
MATERIALS - 2.7%
Chemicals - 1.5%
Ashland, Inc.	512,200	$ 26,444,886
Clariant AG (Reg.) (a)	1,925,000	32,541,271
Dow Chemical Co.	1,114,400	34,356,952
E.I. du Pont de Nemours & Co.	965,600	45,653,568
		138,996,677
Metals & Mining - 1.2%
Cliffs Natural Resources, Inc.	349,400	22,780,880
Freeport-McMoRan Copper & Gold, Inc.	239,300	22,656,924
Goldcorp, Inc.	1,014,200	45,285,487
Newmont Mining Corp.	367,700	22,381,899
		113,105,190
TOTAL MATERIALS		252,101,867
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	6,344,886	180,829,251
Qwest Communications International, Inc.	6,714,300	44,314,380
Verizon Communications, Inc.	2,854,283	92,678,569
		317,822,200
Wireless Telecommunication Services - 2.7%
Sprint Nextel Corp. (a)	48,670,778	200,523,605
Vodafone Group PLC sponsored ADR	1,819,200	50,046,192
		250,569,797
TOTAL TELECOMMUNICATION SERVICES		568,391,997
UTILITIES - 4.3%
Electric Utilities - 2.4%
American Electric Power Co., Inc.	1,017,200	38,083,968
Entergy Corp.	561,800	41,870,954
NextEra Energy, Inc.	1,349,500	74,276,480
PPL Corp.	2,530,200	68,062,380
		222,293,782
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	1,492,600	18,657,500
Multi-Utilities - 1.7%
PG&E Corp.	1,177,600	56,312,832
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Public Service Enterprise Group, Inc.	1,721,700	$ 55,696,995
Sempra Energy	818,294	43,762,363
		155,772,190
TOTAL UTILITIES		396,723,472
TOTAL COMMON STOCKS (Cost $7,763,044,024)		9,052,445,932
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.23% (b)	197,432,461	197,432,461
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	70,902,935	70,902,935
TOTAL MONEY MARKET FUNDS (Cost $268,335,396)		268,335,396
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,031,379,420)		9,320,781,328
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(48,527,180)
NET ASSETS - 100%		$ 9,272,254,148
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 200,144
Fidelity Securities Lending Cash Central Fund	220,433
Total	$ 420,577
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 619,200,177	$ 619,200,177	$ -	$ -
Consumer Staples	789,505,471	789,505,471	-	-
Energy	1,220,939,498	1,220,939,498	-	-
Financials	2,306,532,807	2,230,461,947	76,070,860	-
Health Care	1,200,506,669	1,200,506,669	-	-
Industrials	821,940,640	821,940,640	-	-
Information Technology	876,603,334	876,603,334	-	-
Materials	252,101,867	252,101,867	-	-
Telecommunication Services	568,391,997	568,391,997	-	-
Utilities	396,723,472	396,723,472	-	-
Money Market Funds	268,335,396	268,335,396	-	-
Total Investments in Securities:	$ 9,320,781,328	$ 9,244,710,468	$ 76,070,860	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $8,075,121,934. Net unrealized appreciation aggregated $1,245,659,394, of which $1,366,887,503 related to appreciated investment securities and $121,228,109 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom and
Utilities Fund

October 31, 2010

1.809082.106

UIF-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Media - 3.0%
Cablevision Systems Corp. - NY Group Class A	324,800	$ 8,685
Time Warner Cable, Inc.	147,700	8,547
Virgin Media, Inc.	348,800	8,870
		26,102
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Equinix, Inc. (a)	29,200	2,460
TELECOMMUNICATION SERVICES - 41.3%
Diversified Telecommunication Services - 28.3%
China Unicom (Hong Kong) Ltd. sponsored ADR (d)	1,175,900	16,463
Level 3 Communications, Inc. (a)	3,652,600	3,535
Qwest Communications International, Inc.	7,122,500	47,009
Telecom Corp. of New Zealand Ltd. sponsored ADR (d)	724,200	5,663
Telefonica SA	330,069	8,917
Telefonica SA sponsored ADR (d)	109,800	8,909
Verizon Communications, Inc.	4,694,400	152,429
		242,925
Wireless Telecommunication Services - 13.0%
American Tower Corp. Class A (a)	335,600	17,320
Leap Wireless International, Inc. (a)	400,100	4,565
NII Holdings, Inc. (a)	211,100	8,826
Sprint Nextel Corp. (a)	6,777,700	27,924
Vivo Participacoes SA sponsored ADR	522,800	14,973
Vodafone Group PLC	7,116,200	19,450
Vodafone Group PLC sponsored ADR	665,300	18,302
		111,360
TOTAL TELECOMMUNICATION SERVICES		354,285
UTILITIES - 55.1%
Electric Utilities - 31.0%
American Electric Power Co., Inc.	653,300	24,460
Edison International	831,500	30,682
ITC Holdings Corp.	338,200	21,175
NextEra Energy, Inc.	1,678,800	92,401
NV Energy, Inc.	3,032,500	41,424
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	497,800	$ 20,489
PPL Corp.	1,289,600	34,690
		265,321
Gas Utilities - 2.3%
National Fuel Gas Co. New Jersey	128,165	7,072
ONEOK, Inc.	259,647	12,936
		20,008
Independent Power Producers & Energy Traders - 6.0%
AES Corp. (a)	1,446,800	17,275
Calpine Corp. (a)	979,943	12,249
International Power PLC	1,360,791	9,098
Mirant Corp. (a)	675,200	7,164
RRI Energy, Inc. (a)	1,570,600	5,905
		51,691
Multi-Utilities - 15.8%
NiSource, Inc.	888,800	15,385
PG&E Corp.	874,300	41,809
Public Service Enterprise Group, Inc.	248,307	8,033
Sempra Energy	1,218,700	65,176
Xcel Energy, Inc.	207,800	4,958
		135,361
TOTAL UTILITIES		472,381
TOTAL COMMON STOCKS (Cost $794,420)		855,228
Money Market Funds - 0.9%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c) (Cost $7,717)	7,716,900	7,717
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $802,137)		862,945
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(5,368)
NET ASSETS - 100%		$ 857,577
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	27
Total	$ 36
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 26,102	$ 26,102	$ -	$ -
Information Technology	2,460	2,460	-	-
Telecommunication Services	354,285	325,918	28,367	-
Utilities	472,381	472,381	-	-
Money Market Funds	7,717	7,717	-	-
Total Investments in Securities:	$ 862,945	$ 834,578	$ 28,367	$ -
Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $804,924,000. Net unrealized appreciation aggregated $58,021,000, of which $68,795,000 related to appreciated investment securities and $10,774,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010